UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

April 30, 2020

Semi Annual Report

Victory Diversified Stock Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Diversified Stock Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	6
Statements of Assets and Liabilities	20-21
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	32-35
Victory NewBridge Large Cap Growth Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	20-21
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	36-37
Victory Special Value Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	20-21
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	38-41
Victory Strategic Allocation Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	22-23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	42-43
Victory INCORE Fund for Income
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	15
Statements of Assets and Liabilities	22-23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	44-47
Victory INCORE Investment Grade Convertible Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	17
Statements of Assets and Liabilities	22-23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	48-49
Notes to Financial Statements	50

Supplemental Information
Proxy Voting and Portfolio Holdings Information	62
Expense Examples	62
Considerations of the Board in Continuing the Investment Advisory Agreement	64
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	April 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Diversified Stock Fund Seeks to provide long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

NewBridge Large Cap Growth Fund Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Special Value Fund Seeks to provide long-term growth of capital and dividend income.

Portfolio Holdings

As a Percentage of Total Investments

Strategic Allocation Fund Seeks to provide income and long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	April 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

INCORE Fund for Income Seeks to provide a high level of current income consistent with preservation of shareholder's capital.

Portfolio Holdings

As a Percentage of Total Investments

INCORE Investment Grade Convertible Fund Seeks to provide a high level of current income together with long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)
Communication Services (10.9%):
Alphabet, Inc., Class C (a)	7,604	$10,256
Comcast Corp., Class A	78,359	2,948
Facebook, Inc., Class A (a)	25,359	5,191
Netflix, Inc. (a)	7,494	3,146
Nexstar Media Group, Inc., Class A	19,457	1,363
T-Mobile US, Inc. (a)	35,144	3,086
		25,990
Communications Equipment (1.3%):
Cisco Systems, Inc.	41,847	1,773
Lumentum Holdings, Inc. (a)	16,028	1,297
		3,070
Consumer Discretionary (13.0%):
Amazon.com, Inc. (a)	5,288	13,082
Boyd Gaming Corp.	137,472	2,294
D.R. Horton, Inc.	27,714	1,309
Dollar General Corp.	21,683	3,801
Installed Building Products, Inc. (a)	22,875	1,128
LGI Homes, Inc. (a)	22,088	1,338
Marriott Vacations Worldwide Corp.	12,252	1,017
Meritage Homes Corp. (a)	26,237	1,379
Skechers USA, Inc., Class A (a)	64,615	1,821
Target Corp.	22,681	2,489
TopBuild Corp. (a)	14,367	1,339
		30,997
Consumer Staples (8.5%):
Kimberly-Clark Corp.	22,408	3,103
PepsiCo, Inc.	25,004	3,307
Philip Morris International, Inc.	17,425	1,300
The Coca-Cola Co.	35,882	1,647
The Kroger Co.	94,508	2,987
The Procter & Gamble Co.	28,591	3,370
US Foods Holding Corp. (a)	120,535	2,592
Walmart, Inc.	16,880	2,052
		20,358
Electronic Equipment, Instruments & Components (1.2%):
CDW Corp.	26,673	2,955
Energy (1.8%):
Chevron Corp.	14,038	1,291
Phillips 66	19,844	1,453
Valero Energy Corp.	22,639	1,434
		4,178
Financials (7.3%):
Ameriprise Financial, Inc.	22,728	2,613
Citigroup, Inc.	45,639	2,216

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Essent Group Ltd.	82,376	$2,250
Flagstar Bancorp, Inc.	77,220	2,000
Meta Financial Group, Inc. (b)	72,889	1,343
NMI Holdings, Inc., Class A (a)	106,825	1,444
Primerica, Inc.	18,011	1,872
Stifel Financial Corp.	24,534	1,086
Western Alliance Bancorp	70,980	2,547
		17,371
Health Care (14.7%):
AbbVie, Inc. (b)	57,437	4,721
Bristol-Myers Squibb Co.	70,143	4,266
Charles River Laboratories International, Inc. (a)	21,738	3,146
HCA Healthcare, Inc.	20,879	2,294
ICON PLC (a)	19,070	3,060
Medtronic PLC	10,113	987
Merck & Co., Inc.	38,823	3,080
Pfizer, Inc.	70,248	2,695
Regeneron Pharmaceuticals, Inc. (a)	5,800	3,050
Syneos Health, Inc. (a)	38,181	2,130
UnitedHealth Group, Inc.	19,750	5,776
		35,205
Industrials (7.3%):
Federal Signal Corp.	102,087	2,749
Kansas City Southern	16,696	2,180
L3Harris Technologies, Inc.	15,546	3,011
Lockheed Martin Corp.	10,899	4,240
Old Dominion Freight Line, Inc.	9,357	1,359
Universal Forest Products, Inc.	55,317	2,275
XPO Logistics, Inc. (a)(b)	24,164	1,613
		17,427
IT Services (5.6%):
Booz Allen Hamilton Holdings Corp.	37,460	2,751
EPAM Systems, Inc. (a)	12,136	2,681
Fiserv, Inc. (a)	21,741	2,241
Leidos Holdings, Inc.	25,479	2,518
Mastercard, Inc., Class A	5,071	1,394
Visa, Inc., Class A (b)	10,477	1,872
		13,457
Materials (1.4%):
Silgan Holdings, Inc.	38,897	1,342
Vulcan Materials Co.	18,018	2,035
		3,377
Real Estate (1.7%):
American Tower Corp.	8,845	2,105
CBRE Group, Inc., Class A (a)	45,677	1,961
		4,066

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (3.7%):
Broadcom, Inc.	15,908	$4,321
NVIDIA Corp.	15,641	4,571
		8,892
Software (12.0%):
Adobe, Inc. (a)	9,281	3,282
Microsoft Corp.	91,577	16,412
Oracle Corp.	53,210	2,819
Salesforce.com, Inc. (a)	26,336	4,265
ServiceNow, Inc. (a)	4,421	1,554
		28,332
Technology Hardware, Storage & Peripherals (5.3%):
Apple, Inc.	43,225	12,700
Total Common Stocks (Cost $194,732)		228,375
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	20,472	5,947
Total Exchange-Traded Funds (Cost $5,631)		5,947
Collateral for Securities Loaned^ (3.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (c)	147,588	148
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.18% (c)	3,379,472	3,379
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (c)	73,622	74
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67% (c)	1,026,322	1,026
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (c)	587,291	587
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (c)	2,640,573	2,641
Total Collateral for Securities Loaned (Cost $7,855)		7,855
Total Investments (Cost $208,218) — 101.5%		242,177
Liabilities in excess of other assets — (1.5)%		(3,462)
NET ASSETS — 100.00%		$238,715

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (13.3%):
Activision Blizzard, Inc.	8,873	$565
Alphabet, Inc., Class C (a)	565	762
Facebook, Inc., Class A (a)	3,359	688
		2,015
Consumer Discretionary (21.5%):
Alibaba Group Holding Ltd., ADR (a)	2,823	572
Amazon.com, Inc. (a)	509	1,259
Burlington Stores, Inc. (a)	2,839	519
Lululemon Athletica, Inc. (a)	2,747	614
Ulta Beauty, Inc. (a)	1,300	283
		3,247
Electronic Equipment, Instruments & Components (2.1%):
Keysight Technologies, Inc. (a)	3,362	325
Financials (3.4%):
MSCI, Inc.	1,550	507
Health Care (16.3%):
Edwards Lifesciences Corp. (a)	1,966	428
UnitedHealth Group, Inc.	1,794	525
Veeva Systems, Inc., Class A (a)	2,584	493
Vertex Pharmaceuticals, Inc. (a)	1,619	407
Zoetis, Inc.	4,628	598
		2,451
Industrials (5.3%):
CoStar Group, Inc. (a)	738	478
Uber Technologies, Inc. (a)	10,321	312
		790
IT Services (15.5%):
EPAM Systems, Inc. (a)	2,352	520
PayPal Holdings, Inc. (a)	5,171	636
Shopify, Inc., Class A (a)	433	274
Visa, Inc., Class A	5,257	939
		2,369
Semiconductors & Semiconductor Equipment (4.8%):
NVIDIA Corp.	2,463	720
Software (16.5%):
Adobe, Inc. (a)	1,284	454
Proofpoint, Inc. (a)	2,687	327
Salesforce.com, Inc. (a)	3,077	498
ServiceNow, Inc. (a)	2,525	889
The Trade Desk, Inc., Class A (a) (b)	1,174	343
		2,511
Total Common Stocks (Cost $7,949)		14,935

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (c)	6,556	$7
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.18% (c)	150,126	150
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (c)	3,270	3
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67% (c)	45,592	46
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (c)	26,089	26
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (c)	117,302	117
Total Collateral for Securities Loaned (Cost $349)		349
Total Investments (Cost $8,298) — 101.0%		15,284
Liabilities in excess of other assets — (1.0)%		(155)
NET ASSETS — 100.00%		$15,129

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2020.

ADR — American Depositary Receipt

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Communication Services (10.9%):
Alphabet, Inc., Class C (a)	1,379	$1,859
Comcast Corp., Class A	14,210	535
Facebook, Inc., Class A (a)	4,585	939
Netflix, Inc. (a)	1,355	569
Nexstar Media Group, Inc., Class A	3,558	249
T-Mobile US, Inc. (a)	6,340	557
		4,708
Communications Equipment (1.3%):
Cisco Systems, Inc.	7,591	322
Lumentum Holdings, Inc. (a)	2,907	235
		557
Consumer Discretionary (13.0%):
Amazon.com, Inc. (a)	969	2,398
Boyd Gaming Corp.	24,901	416
D.R. Horton, Inc.	5,043	238
Dollar General Corp.	3,887	681
Installed Building Products, Inc. (a)	4,101	202
LGI Homes, Inc. (a) (b)	4,019	243
Marriott Vacations Worldwide Corp.	2,209	183
Meritage Homes Corp. (a)	4,774	251
Skechers USA, Inc., Class A (a)	11,719	330
Target Corp.	4,078	448
TopBuild Corp. (a)	2,614	244
		5,634
Consumer Staples (8.5%):
Kimberly-Clark Corp.	4,066	563
PepsiCo, Inc.	4,529	599
Philip Morris International, Inc.	3,110	232
The Coca-Cola Co.	6,500	298
The Kroger Co.	17,147	542
The Procter & Gamble Co.	5,137	606
US. Foods Holding Corp. (a)	21,656	466
Walmart, Inc.	3,070	373
		3,679
Electronic Equipment, Instruments & Components (1.2%):
CDW Corp.	4,811	533
Energy (1.7%):
Chevron Corp.	2,545	234
Phillips 66	3,581	262
Valero Energy Corp.	3,909	248
		744

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (7.2%):
Ameriprise Financial, Inc.	4,118	$474
Citigroup, Inc.	8,300	403
Essent Group Ltd.	14,418	394
Flagstar Bancorp, Inc.	13,945	361
Meta Financial Group, Inc.	13,153	242
NMI Holdings, Inc., Class A (a)	19,243	260
Primerica, Inc.	3,277	341
Stifel Financial Corp.	4,408	195
Western Alliance Bancorp	12,708	456
		3,126
Health Care (14.7%):
AbbVie, Inc.	10,319	848
Bristol-Myers Squibb Co.	12,678	770
Charles River Laboratories International, Inc. (a)	3,921	567
HCA Healthcare, Inc.	3,790	416
ICON PLC (a)	3,440	552
Medtronic PLC	1,835	179
Merck & Co., Inc.	7,003	556
Pfizer, Inc.	12,631	485
Regeneron Pharmaceuticals, Inc. (a)	1,046	550
Syneos Health, Inc. (a)	6,866	383
UnitedHealth Group, Inc.	3,594	1,052
		6,358
Industrials (7.3%):
Federal Signal Corp.	18,294	493
Kansas City Southern	3,041	397
L3Harris Technologies, Inc.	2,807	544
Lockheed Martin Corp.	1,972	766
Old Dominion Freight Line, Inc.	1,698	247
Universal Forest Products, Inc.	9,924	408
XPO Logistics, Inc. (a) (b)	4,384	293
		3,148
IT Services (5.7%):
Booz Allen Hamilton Holdings Corp.	6,774	496
EPAM Systems, Inc. (a)	2,189	484
Fiserv, Inc. (a)	3,880	400
Leidos Holdings, Inc.	4,548	449
Mastercard, Inc., Class A	922	254
Visa, Inc., Class A	1,905	340
		2,423
Materials (1.4%):
Silgan Holdings, Inc.	7,057	243
Vulcan Materials Co.	3,237	366
		609

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (1.7%):
American Tower Corp.	1,596	$380
CBRE Group, Inc., Class A (a)	8,311	357
		737
Semiconductors & Semiconductor Equipment (3.7%):
Broadcom, Inc.	2,858	776
NVIDIA Corp.	2,865	838
		1,614
Software (12.0%):
Adobe, Inc. (a)	1,697	600
Microsoft Corp.	16,559	2,967
Oracle Corp.	9,645	511
Salesforce.com, Inc. (a)	4,823	781
ServiceNow, Inc. (a)	805	283
		5,142
Technology Hardware, Storage & Peripherals (5.3%):
Apple, Inc.	7,855	2,308
Total Common Stocks (Cost $36,088)		41,320
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	3,704	1,076
Total Exchange-Traded Funds (Cost $1,004)		1,076
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (c)	9,453	9
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.18% (c)	216,455	216
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (c)	4,715	5
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67% (c)	65,736	66
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (c)	37,616	38
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (c)	169,128	169
Total Collateral for Securities Loaned (Cost $503)		503
Total Investments (Cost $37,595) — 99.3%		42,899
Other assets in excess of liabilities — 0.7%		324
NET ASSETS — 100.00%		$43,223

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (6.8%)
VictoryShares US Multi-Factor Minimum Volatility ETF	51,490	$1,508
Total Affiliated Exchange-Traded Funds (Cost $1,307)		1,508
Affiliated Mutual Funds (93.2%)
Victory INCORE Total Return Bond Fund, Class R6	327,464	3,209
Victory Integrity Discovery Fund, Class Y	24,258	604
Victory Market Neutral Income Fund, Class I	542,049	5,290
Victory RS Global Fund, Class Y (a)	479,056	6,300
Victory RS Partners Fund, Class Y	34,289	658
Victory Sophus Emerging Markets Small Cap Fund, Class Y	270,871	1,503
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	161,324	1,610
Victory Trivalent International Small-Cap Fund, Class I	133,014	1,523
Total Affiliated Mutual Funds (Cost $21,862)		20,697
Total Investments (Cost $23,169) — 100.0%		22,205
Other assets in excess of liabilities — 0.0%		10
NET ASSETS — 100.00%		$22,215

(a)  Represents investments greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (72.3%)
Multi-family (0.5%):
Collateralized Mortgage Obligations (0.3%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$2,407		$2,558
Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	5		5
7.50%, 8/15/21	6		6
7.92%, 7/1/23	225		225
8.00%, 1/15/31 – 11/15/33	1,134		1,135
7.75%, 9/15/33	407		407
			1,778
Single Family (71.8%):
Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	229		229
Series 2001-10, Class PE, 6.50%, 3/16/31	180		180
Series 2002-22, Class GF, 6.50%, 3/20/32	31		31
Series 2005-74, Class HB, 7.50%, 9/16/35	14		16
Series 2005-74, Class HC, 7.50%, 9/16/35	70		82
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,045		1,234
Series 2012-106, Class JM, 7.30%, 10/20/34 (a)	834		991
Series 2012-30, Class WB, 7.07%, 11/20/39 (a)	3,271		3,821
Series 2013-190, Class KT, 8.12%, 9/20/30 (a)	470		539
Series 2013-51, Class BL, 6.08%, 4/20/34 (a)	2,229		2,607
Series 2013-64, Class KY, 6.87%, 12/20/38 (a)	1,348		1,565
Series 2013-70, Class KP, 7.05%, 2/20/39 (a)	1,113		1,333
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	165		194
Series 2014-74, Class PT, 7.78%, 5/16/44 (a)	282		325
Series 2015-77, Class PT, 7.74%, 6/20/39 (a)	685		789
Series 2019-22, Class PT, 7.91%, 2/20/49 (a)	9,836		11,430
			25,366
Pass-throughs (68.8%):
Government National Mortgage Assoc.
9.00%, 6/15/20 – 12/15/30	3,399		3,828
9.50%, 6/15/20 – 9/15/27	203		221
7.75%, 11/15/20	17		17
10.50%, 12/15/20	—	(b)	—	(b)
6.00%, 1/15/22 – 2/20/49	66,396		76,199
7.95%, 9/15/22	11		11
7.13%, 3/15/23 – 7/15/25	650		673
5.50%, 7/15/23	22		24
6.50%, 8/20/23 – 2/20/41 (c) (d)	164,158		193,610
7.00%, 12/15/23 – 1/15/39	114,133		135,984
7.50%, 3/15/24 – 5/15/49	88,775		104,361
8.00%, 6/20/24 – 5/15/49	51,251		61,358

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
10.00%, 4/15/25 – 2/15/26	$47	$47
6.13%, 6/20/28 – 9/20/29	447	473
6.28%, 10/20/28 – 10/20/29	805	869
6.10%, 5/20/29 – 7/20/31	685	745
7.30%, 4/20/30 – 2/20/31	302	323
6.49%, 5/20/31 – 3/20/32	1,095	1,209
8.50%, 6/15/31 – 7/15/32	8,698	10,168
		590,120
Total Government National Mortgage Association (Cost $605,507)		619,822
U.S. Treasury Obligations (26.5%)
U.S. Treasury Bills, 0.11%, 9/24/20 (e)	101,461	101,414
U.S. Treasury Bonds, 8.00%, 11/15/21	112,049	125,525
Total U.S. Treasury Obligations (Cost $226,138)		226,939
Investment Companies (1.6%)
BlackRock Liquidity Funds Fedfund Portfolio, 0.20%	13,479,400	13,479
Total Investment Companies (Cost $13,479)		13,479
Total Investments (Cost $845,124) — 100.4%		860,240
Liabilities in excess of other assets — (0.4)%		(3,596)
NET ASSETS — 100.00%		$856,644

(a)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2020.

(b)  Rounds to less than $1 thousand.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rate represents the effective yield at April 30, 2020.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (67.5%)
Communication Services (0.6%):
Snap, Inc., 0.75%, 8/1/26 (a)	$1,595	$1,651
Consumer Discretionary (4.4%):
Booking Holdings, Inc.
0.35%, 6/15/20	4,750	5,361
0.90%, 9/15/21	3,522	3,555
0.75%, 5/1/25 (a)	3,720	4,197
		13,113
Financials (15.7%):
Ares Capital Corp.
3.75%, 2/1/22	8,335	8,099
4.63%, 3/1/24	3,845	3,683
Barclays Bank PLC
0.00%, 2/4/25 (b)	3,025	3,501
0.00%, 2/18/25	1,595	1,635
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,080
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23 (c)	4,000	3,519
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	9,355	9,037
MGIC Investment Corp. Convertible Subordinated Notes, 9.00%, 4/1/63 (a)	4,127	5,323
Prospect Capital Corp., 4.95%, 7/15/22, Callable 4/15/22 @ 100	5,923	5,607
TPG Specialty Lending, Inc., 4.50%, 8/1/22	2,985	2,951
		46,435
Health Care (17.8%):
ALZA Corp. Convertible Subordinated Notes, 7/28/20, Callable 5/21/20 @ 99.44 (d)	5,029	10,381
Anthem, Inc., 2.75%, 10/15/42	3,649	14,469
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.24% (LIBOR03M-50bps), 9/15/23, Callable 6/5/20 @ 100 (e) (f)	2,466	3,797
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/21/20 @ 98.42 (d)	1,557	9,722
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21 (b)	9,352	12,472
Teladoc Health, Inc., 3.00%, 12/15/22	500	1,946
		52,787
Industrials (6.6%):
Dycom Industries, Inc., 0.75%, 9/15/21	1,555	1,435
Fortive Corp., 0.88%, 2/15/22	10,380	9,976
Macquarie Infrastructure, 2.00%, 10/1/23	6,441	5,161
Southwest Airlines Co., 1.25%, 5/1/25	2,650	2,912
		19,484
Information Technology (15.3%):
Akamai Technologies, Inc., 0.13%, 5/1/25	4,622	5,473
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (b)	4,705	4,265
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32	1,093	5,162
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,521	12,134
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100	2,345	2,442

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
ON Semiconductor Corp.
1.00%, 12/1/20	$925	$967
1.63%, 10/15/23 (b)	660	722
Palo Alto Networks, Inc., 0.75%, 7/1/23	1,365	1,395
Western Digital Corp., 1.50%, 2/1/24	14,000	12,811
		45,371
Real Estate (7.1%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	10,175	9,847
VEREIT, Inc., 3.75%, 12/15/20	11,352	11,088
		20,935
Total Convertible Corporate Bonds (Cost $191,415)		199,776
Convertible Preferred Stocks (29.6%)
Financials (11.5%):
AMG Capital Trust II, 5.15%, 10/15/37	181,860	6,537
Bank of America Corp., Series L, 7.25% (g)	8,630	11,930
New York Community Capital Trust, 6.00%, 11/1/51 (c)	67,654	2,977
Wells Fargo & Co., Series L, 7.50% (g)	9,024	12,623
		34,067
Industrials (3.2%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	119,525	9,503
Utilities (14.9%):
American Electric Power Co., Inc., 6.13%, 3/15/22	98,985	5,028
CenterPoint Energy, Inc. Convertible Subordinated Notes, 4.57%, 9/15/29 (f)	80,000	4,260
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	100,003	9,823
DTE Energy Co., 6.25%, 11/1/22	152,215	6,363
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	6,115
NextEra Energy, Inc., 5.28%, 3/1/23	75,000	3,239
Southern Co., 6.75%, 8/1/22	199,220	9,432
		44,260
Total Convertible Preferred Stocks (Cost $94,551)		87,830
Collateral for Securities Loaned^ (5.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (h)	290,240	290
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (h)	144,781	145
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.18% (h)	6,645,927	6,646
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67%(h)	2,018,320	2,018
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (h)	1,154,941	1,155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (h)	5,192,839	5,193
Total Collateral for Securities Loaned (Cost $15,447)		15,447
Total Investments (Cost $301,413) — 102.3%		303,053
Liabilities in excess of other assets — (2.3)%		(6,825)
NET ASSETS — 100.00%		$296,228

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $20,208 (thousands) and amounted to 6.8% of net assets.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 2.2% of the Fund's net assets.

(d)  Continuously callable with 15 days' notice.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.

(f)  Continuously callable with 30 days' notice.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Rate disclosed is the daily yield on April 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
ASSETS:
Investments, at value (Cost $208,218, $8,298 and $37,595)	$242,177	(a)	$15,284	(b)	$42,899	(c)
Cash and cash equivalents	4,306		225		901
Receivables:
Interest and dividends	140		5		24
Capital shares issued	61		—	(d)	233
Investments sold	1,498		—		270
From Adviser	8		9		8
Prepaid expenses	36		11		27
Total Assets	248,226		15,534		44,362
LIABILITIES:
Payables:
Collateral received on loaned securities	7,855		349		503
Investments purchased	841		—		152
Capital shares redeemed	606		39		437
Accrued expenses and other payables:
Investment advisory fees	120		9		25
Administration fees	11		1		2
Custodian fees	2		—	(d)	1
Transfer agent fees	32		3		7
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	—	(d)	—		—
12b-1 fees	26		1		6
Other accrued expenses	18		3		6
Total Liabilities	9,511		405		1,139
NET ASSETS:
Capital	211,663		7,272		39,181
Total distributable earnings/(loss)	27,052		7,857		4,042
Net Assets	$238,715		$15,129		$43,223
Net Assets
Class A Shares	$171,151		$5,618		$22,649
Class C Shares	3,847		1,460		961
Class I Shares	22,648		5,688		3,009
Class R Shares	36,798		—		16,082
Class R6 Shares	709		—		—
Class Y Shares	3,562		2,363		522
Total	$238,715		$15,129		$43,223
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	11,390		1,104		999
Class C Shares	277		913		49
Class I Shares	1,511		984		131
Class R Shares	2,505		—		746
Class R6 Shares	47		—		—
Class Y Shares	237		432		23
Total	15,967		3,433		1,948

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$15.03	$5.09	$22.66
Class C Shares (f)	13.90	1.60	19.71
Class I Shares	14.99	5.78	22.95
Class R Shares	14.69	—	21.56
Class R6 Shares	15.00	—	—
Class Y Shares	15.02	5.47	22.81
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.95	$5.40	$24.04

(a)  Includes $7,537 of securities on loan.

(b)  Includes $340 of securities on loan.

(c)  Includes $472 of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
ASSETS:
Affiliated investments, at value (Cost $23,169, $— and $—)	$22,205		$—	$—
Unaffiliated Investments, at value (Cost $—, $845,124 and $301,413)	—		860,240	303,053	(a)
Cash and cash equivalents	10		—	9,308
Receivables:
Interest and dividends	8		7,187	1,276
Capital shares issued	—	(b)	3,347	1,264
Investments sold	—		—	1,269
From Adviser	18		1	—
Prepaid expenses	31		56	56
Total Assets	22,272		870,831	316,226
LIABILITIES:
Payables:
Collateral received on loaned securities	—		—	15,447
Investments purchased	—		12,504	4,011
Capital shares redeemed	42		1,159	285
Accrued expenses and other payables:
Investment advisory fees	2		321	177
Administration fees	1		41	15
Custodian fees	—	(b)	6	2
Transfer agent fees	5		89	40
Compliance fees	—	(b)	1	—	(b)
Trustees' fees	—	(b)	3	1
12b-1 fees	2		25	4
Other accrued expenses	5		38	16
Total Liabilities	57		14,187	19,998
NET ASSETS:
Capital	23,575		1,156,818	291,318
Total distributable earnings/(loss)	(1,360)		(300,174)	4,910
Net Assets	$22,215		$856,644	$296,228
Net Assets
Class A Shares	$13,493		$123,867	$37,461
Class C Shares	2,203		21,065	—
Class I Shares	5,368		523,712	258,767
Class R Shares	1,151		39,695	—
Class R6 Shares	—		44,205	—
Class Y Shares	—		104,100	—
Total	$22,215		$856,644	$296,228

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Strategic Allocation Fund	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	900	14,403	2,363
Class C Shares	149	2,474	—
Class I Shares	356	60,926	16,325
Class R Shares	77	4,612	—
Class R6 Shares	—	5,148	—
Class Y Shares	—	12,105	—
Total	1,482	99,668	18,688
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$15.00	$8.60	$15.85
Class C Shares (d)	14.73	8.52	—
Class I Shares	15.08	8.60	15.85
Class R Shares	14.97	8.61	—
Class R6 Shares	—	8.59	—
Class Y Shares	—	8.60	—
Maximum Sales Charge — Class A Shares	5.75%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.92	$8.78	$16.17

(a)  Includes $15,194 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Year Ended April 30, 2020

(Amounts in Thousands)  (Unaudited)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
Investment Income:
Dividends	$1,935	$28		$346
Interest	19	2		4
Securities lending (net of fees)	8	—	(a)	— (a)
Total Income	1,962	30		350
Expenses:
Investment advisory fees	888	57		186
Administration fees	82	5		15
12b-1 fees — Class A Shares	242	7		32
12b-1 fees — Class C Shares	24	8		5
12b-1 fees — Class R Shares	108	—		48
Custodian fees	7	1		2
Transfer agent fees — Class A Shares	75	3		15
Transfer agent fees — Class C Shares	3	1		1
Transfer agent fees — Class I Shares	8	3		1
Transfer agent fees — Class R Shares	19	—		16
Transfer agent fees — Class R6 Shares	— (a)	—		—
Transfer agent fees — Class Y Shares	3	1		— (a)
Trustees' fees	12	1		2
Compliance fees	1	—	(a)	— (a)
Legal and audit fees	10	4		5
State registration and filing fees	41	26		33
Other expenses	29	9		15
Total Expenses	1,552	126		376
Expenses waived/reimbursed by Adviser	(18)	(33)		(40)
Net Expenses	1,534	93		336
Net Investment Income (Loss)	428	(63)		14
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(6,184)	1,092		(1,050)
Net change in unrealized appreciation/depreciation on investment securities	(18,760)	750		(3,316)
Net realized/unrealized gains (losses) on investments	(24,944)	1,842		(4,366)
Change in net assets resulting from operations	$(24,516)	$1,779		$(4,352)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Year Ended April 30, 2020

(Amounts in Thousands)  (Unaudited)

	Victory Strategic Allocation Fund	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Investment Income:
Interest from non-affiliates	$—	$8,414	$1,804
Dividends from affiliates	294	—	—
Dividends from non-affiliates	—	15	2,432
Securities lending (net of fees)	—	—	45
Total Income	294	8,429	4,281
Expenses:
Investment advisory fees	12	1,753	1,082
Administration fees	7	221	87
12b-1 fees — Class A Shares	18	156	27
12b-1 fees — Class C Shares	14	104	—
12b-1 fees — Class R Shares	3	48	—
Custodian fees	1	16	7
Transfer agent fees — Class A Shares	10	50	22
Transfer agent fees — Class C Shares	2	12	—
Transfer agent fees — Class I Shares	2	174	119
Transfer agent fees — Class R Shares	1	12	—
Transfer agent fees — Class R6 Shares	—	1	—
Transfer agent fees — Class Y Shares	—	46	—
Trustees' fees	1	30	12
Compliance fees	— (a)	3	1
Legal and audit fees	4	20	11
State registration and filing fees	26	52	22
Other expenses	12	72	29
Total Expenses	113	2,770	1,419
Expenses waived/reimbursed by Adviser	(60)	(65)	—
Net Expenses	53	2,705	1,419
Net Investment Income (Loss)	241	5,724	2,862
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated securities transactions	(211)	—	—
Net realized gains (losses) from unaffiliated securities transactions	8	18	5,809
Distributions of realized gains from affiliated underlying investment companies	30	—	—
Net change in unrealized appreciation/depreciation on affiliated investments	(1,500)	—	—
Net change in unrealized appreciation/depreciation on unaffiliated investments	—	16,124	(21,985)
Net realized/unrealized gains (losses) on investments	(1,673)	16,142	(16,176)
Change in net assets resulting from operations	$(1,432)	$21,866	$(13,314)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$428	$1,645	$(63)	$(160)	$14	$167
Net realized gains (losses) from investments	(6,184)	18,632	1,092	3,860	(1,050)	1,560
Net change in unrealized appreciation (depreciation) on investments	(18,760)	13,132	750	(2,906)	(3,316)	4,228
Change in net assets resulting from operations	(24,516)	33,409	1,779	794	(4,352)	5,955
Distributions to Shareholders:
Class A Shares	(13,479)	(28,297)	(1,005)	(1,659)	(913)	(3,327)
Class C Shares	(369)	(1,188)	(746)	(1,416)	(40)	(223)
Class I Shares	(1,887)	(4,956)	(987)	(2,847)	(114)	(366)
Class R Shares	(3,064)	(5,943)	—	(265)	(659)	(2,640)
Class R6 Shares	(53)	(255)	—	—	—	—
Class Y Shares	(279)	(476)	(385)	(957)	(19)	(47)
Change in net assets resulting from distributions to shareholders	(19,131)	(41,115)	(3,123)	(7,144)	(1,745)	(6,603)
Change in net assets resulting from capital transactions	(14,654)	(78,621)	432	(969)	(4,617)	(10,771)
Change in net assets	(58,301)	(86,327)	(912)	(7,319)	(10,714)	(11,419)
Net Assets:
Beginning of period	297,016	383,343	16,041	23,360	53,937	65,356
End of period	$238,715	$297,016	$15,129	$16,041	$43,223	$53,937

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,767	$10,469	$562	$1,642	$1,566	$2,878
Distributions reinvested	12,261	25,681	817	1,429	818	2,670
Cost of shares redeemed	(19,819)	(90,032)	(1,124)	(1,465)	(4,314)	(9,989)
Total Class A Shares	$(2,791)	$(53,882)	$255	$1,606	$(1,930)	$(4,441)
Class C Shares
Proceeds from shares issued	$130	$864	$190	$448	$244	$345
Distributions reinvested	311	962	569	1,198	29	134
Cost of shares redeemed	(1,749)	(7,037)	(512)	(1,643)	(414)	(1,334)
Total Class C Shares	$(1,308)	$(5,211)	$247	$3	$(141)	$(855)
Class I Shares
Proceeds from shares issued	$1,055	$3,181	$291	$557	$328	$588
Distributions reinvested	1,757	4,500	927	2,644	98	317
Cost of shares redeemed	(7,502)	(21,038)	(1,264)	(5,198)	(302)	(1,283)
Total Class I Shares	$(4,690)	$(13,357)	$(46)	$(1,997)	$124	$(378)
Class R Shares
Proceeds from shares issued	$685	$1,997	$—	$84	$1,446	$2,963
Distributions reinvested	2,939	5,689	—	265	613	2,334
Cost of shares redeemed	(7,920)	(13,852)	—	(814)	(4,798)	(10,470)
Total Class R Shares	$(4,296)	$(6,166)	$—	$(465)	$(2,739)	$(5,173)
Class R6 Shares
Proceeds from shares issued	$125	$180	$—	$—	$—	$—
Distributions reinvested	53	255	—	—	—	—
Cost of shares redeemed	(1,682)	(314)	—	—	—	—
Total Class R6 Shares	$(1,504)	$121	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$161	$867	$285	$554	$89	$144
Distributions reinvested	237	387	184	397	14	33
Cost of shares redeemed	(463)	(1,380)	(493)	(1,067)	(34)	(101)
Total Class Y Shares	$(65)	$(126)	$(24)	$(116)	$69	$76
Change in net assets resulting from capital transactions	$(14,654)	$(78,621)	$432	$(969)	$(4,617)	$(10,771)

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Share Transactions:
Class A Shares
Issued	299	648	116	295	66	121
Reinvested	709	1,778	171	297	31	126
Redeemed	(1,230)	(5,576)	(220)	(254)	(177)	(416)
Total Class A Shares	(222)	(3,150)	67	338	(80)	(169)
Class C Shares
Issued	9	60	126	203	12	17
Reinvested	19	71	377	562	1	7
Redeemed	(110)	(458)	(318)	(645)	(19)	(61)
Total Class C Shares	(82)	(327)	185	120	(6)	(37)
Class I Shares
Issued	65	194	52	87	14	23
Reinvested	102	311	170	497	4	15
Redeemed	(451)	(1,291)	(224)	(850)	(12)	(52)
Total Class I Shares	(284)	(786)	(2)	(266)	6	(14)
Class R Shares
Issued	44	126	—	13	69	130
Reinvested	173	403	—	72	25	116
Redeemed	(488)	(869)	—	(194)	(207)	(447)
Total Class R Shares	(271)	(340)	—	(109)	(113)	(201)
Class R6 Shares
Issued	7	11	—	—	—	—
Reinvested	3	18	—	—	—	—
Redeemed	(94)	(20)	—	—	—	—
Total Class R6 Shares	(84)	9	—	—	—	—
Class Y Shares
Issued	10	54	56	107	3	6
Reinvested	14	27	36	78	1	2
Redeemed	(28)	(84)	(86)	(173)	(1)	(5)
Total Class Y Shares	(4)	(3)	6	12	3	3
Change in Shares	(947)	(4,597)	256	95	(190)	(418)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$241	$715	$5,724	$12,415	$2,862	$3,557
Net realized gains (losses) from affiliated and unaffiliated investment transactions	(173)	393	18	37	5,809	9,776
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	(1,500)	1,486	16,124	22,751	(21,985)	14,314
Change in net assets resulting from operations	(1,432)	2,594	21,866	35,203	(13,314)	27,647
Distributions to Shareholders:
Class A Shares	(514)	(574)	(3,045)	(7,959)	(847)	(663)
Class C Shares	(97)	(114)	(427)	(1,264)	—	—
Class I Shares	(202)	(231)	(11,533)	(21,576)	(12,793)	(7,328)
Class R Shares	(40)	(44)	(920)	(2,160)	—	—
Class R6 Shares	—	—	(730)	(815)	—	—
Class Y Shares	—	—	(1,649)	(2,348)	—	—
Change in net assets resulting from distributions to shareholders	(853)	(963)	(18,304)	(36,122)	(13,640)	(7,991)
Change in net assets resulting from capital transactions	(1,109)	(9,554)	136,826	111,166	42,852	119,535
Change in net assets	(3,394)	(7,923)	140,388	110,247	15,898	139,191
Net Assets:
Beginning of period	25,609	33,532	716,256	606,009	280,330	141,139
End of period	$22,215	$25,609	$856,644	$716,256	$296,228	$280,330

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$982	$1,078	$25,249	$52,087	$23,650	$5,609
Distributions reinvested	491	546	2,560	6,231	718	531
Cost of shares redeemed	(1,969)	(5,939)	(40,972)	(75,399)	(2,625)	(5,263)
Total Class A Shares	$(496)	$(4,315)	$(13,163)	$(17,081)	$21,743	$877
Class C Shares
Proceeds from shares issued	$89	$281	$2,642	$3,731	$—	$—
Distributions reinvested	96	106	356	1,066	—	—
Cost of shares redeemed	(955)	(1,868)	(4,558)	(14,281)	—	—
Total Class C Shares	$(770)	$(1,481)	$(1,560)	$(9,484)	$—	$—
Class I Shares
Proceeds from shares issued	$691	$673	$192,792	$212,608	$110,699	$188,612
Distributions reinvested	197	223	9,572	15,748	12,346	6,976
Cost of shares redeemed	(684)	(4,348)	(128,657)	(111,040)	(101,936)	(76,930)
Total Class I Shares	$204	$(3,452)	$73,707	$117,316	$21,109	$118,658
Class R Shares
Proceeds from shares issued	$15	$90	$4,195	$5,048	$—	$—
Distributions reinvested	40	39	873	2,042	—	—
Cost of shares redeemed	(102)	(435)	(4,155)	(11,905)	—	—
Total Class R Shares	$(47)	$(306)	$913	$(4,815)	$—	$—
Class R6 Shares
Proceeds from shares issued	$—	$—	$33,594	$8,367	$—	$—
Distributions reinvested	—	—	724	811	—	—
Cost of shares redeemed	—	—	(6,274)	(7,027)	—	—
Total Class R6 Shares	$—	$—	$28,044	$2,151	$—	$—
Class Y Shares
Proceeds from shares issued	$—	$—	$70,112	$44,007	$—	$—
Distributions reinvested	—	—	809	1,155	—	—
Cost of shares redeemed	—	—	(22,036)	(22,083)	—	—
Total Class Y Shares	$—	$—	$48,885	$23,079	$—	$—
Change in net assets resulting from capital transactions	$(1,109)	$(9,554)	$136,826	$111,166	$42,852	$119,535

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Share Transactions:
Class A Shares
Issued	62	69	2,945	6,053	1,549	345
Reinvested	30	37	301	727	43	34
Redeemed	(125)	(387)	(4,804)	(8,762)	(162)	(326)
Total Class A Shares	(33)	(281)	(1,558)	(1,982)	1,430	53
Class C Shares
Issued	6	18	310	438	—	—
Reinvested	6	7	42	125	—	—
Redeemed	(60)	(121)	(537)	(1,674)	—	—
Total Class C Shares	(48)	(96)	(185)	(1,111)	—	—
Class I Shares
Issued	44	43	22,465	24,691	6,804	11,502
Reinvested	12	15	1,123	1,837	726	445
Redeemed	(47)	(279)	(15,016)	(12,911)	(6,289)	(4,689)
Total Class I Shares	9	(221)	8,572	13,617	1,241	7,258
Class R Shares
Issued	1	6	487	586	—	—
Reinvested	2	3	102	238	—	—
Redeemed	(6)	(28)	(484)	(1,384)	—	—
Total Class R Shares	(3)	(19)	105	(560)	—	—
Class R6 Shares
Issued	—	—	3,939	974	—	—
Reinvested	—	—	85	95	—	—
Redeemed	—	—	(733)	(820)	—	—
Total Class R6 Shares	—	—	3,291	249	—	—
Class Y Shares
Issued	—	—	8,149	5,117	—	—
Reinvested	—	—	95	135	—	—
Redeemed	—	—	(2,560)	(2,567)	—	—
Total Class Y Shares	—	—	5,684	2,685	—	—
Change in Shares	(75)	(617)	15,909	12,898	2,671	7,311

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$17.65	0.03	(d)	(1.47)	(1.44)	(0.03)	(1.15)
Year Ended 10/31/19	$17.90	0.09	(d)	1.65	1.74	(0.08)	(1.91)
Year Ended 10/31/18	$22.03	0.06	(d)	0.17	0.23	(0.06)	(4.30)
Year Ended 10/31/17	$18.01	0.13	(d)	4.28	4.41	(0.17)	(0.22)
Year Ended 10/31/16	$20.80	0.20	(d)	(1.04)	(0.84)	(0.19)	(1.76)
Year Ended 10/31/15	$23.04	0.15		0.97	1.12	(0.15)	(3.21)
Class C
Six Months Ended 4/30/20 (unaudited)	$16.46	(0.05	)(d)	(1.36)	(1.41)	—	(1.15)
Year Ended 10/31/19	$16.90	(0.05	)(d)	1.52	1.47	—	(1.91)
Year Ended 10/31/18	$21.12	(0.10	)(d)	0.18	0.08	—	(4.30)
Year Ended 10/31/17	$17.30	(0.02	)(d)	4.10	4.08	(0.04)	(0.22)
Year Ended 10/31/16	$20.07	0.04	(d)	(1.00)	(0.96)	(0.05)	(1.76)
Year Ended 10/31/15	$22.38	(0.03)		0.95	0.92	(0.02)	(3.21)
Class I
Six Months Ended 4/30/20 (unaudited)	$17.61	0.05	(d)	(1.48)	(1.43)	(0.04)	(1.15)
Year Ended 10/31/19	$17.87	0.13	(d)	1.65	1.78	(0.13)	(1.91)
Year Ended 10/31/18	$22.00	0.11	(d)	0.16	0.27	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.19	(d)	4.27	4.46	(0.22)	(0.22)
Year Ended 10/31/16	$20.77	0.24	(d)	(1.03)	(0.79)	(0.24)	(1.76)
Year Ended 10/31/15	$23.01	0.20		0.98	1.18	(0.21)	(3.21)
Class R
Six Months Ended 4/30/20 (unaudited)	$17.29	0.01	(d)	(1.45)	(1.44)	(0.01)	(1.15)
Year Ended 10/31/19	$17.58	0.04	(d)	1.62	1.66	(0.04)	(1.91)
Year Ended 10/31/18	$21.71	0.01	(d)	0.16	0.17	— (f)	(4.30)
Year Ended 10/31/17	$17.75	0.07	(d)	4.23	4.30	(0.12)	(0.22)
Year Ended 10/31/16	$20.54	0.14	(d)	(1.04)	(0.90)	(0.13)	(1.76)
Year Ended 10/31/15	$22.79	0.08		0.97	1.05	(0.09)	(3.21)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(1.18)	$15.03	(9.04)%	1.09%	0.35%	1.09%	$171,151	66%
Year Ended 10/31/19	(1.99)	$17.65	12.27%	1.08%	0.55%	1.08%	$204,945	132%
Year Ended 10/31/18	(4.36)	$17.90	(0.20)%	1.05%	0.32%	1.05%	$264,297	112%
Year Ended 10/31/17	(0.39)	$22.03	24.85%	1.05%	0.66%	1.05%	$311,255	133	%(e)
Year Ended 10/31/16	(1.95)	$18.01	(4.21)%	1.07%	1.06%	1.07%	$352,748	74%
Year Ended 10/31/15	(3.36)	$20.80	4.85%	1.09%	0.68%	1.09%	$532,180	74%
Class C
Six Months Ended 4/30/20 (unaudited)	(1.15)	$13.90	(9.53)%	2.08%	(0.62)%	2.13%	$3,847	66%
Year Ended 10/31/19	(1.91)	$16.46	11.19%	2.02%	(0.35)%	2.02%	$5,909	132%
Year Ended 10/31/18	(4.30)	$16.90	(1.02)%	1.89%	(0.53)%	1.89%	$11,586	112%
Year Ended 10/31/17	(0.26)	$21.12	23.82%	1.87%	(0.12)%	1.87%	$36,001	133	%(e)
Year Ended 10/31/16	(1.81)	$17.30	(5.01)%	1.90%	0.23%	1.90%	$50,213	74%
Year Ended 10/31/15	(3.23)	$20.07	4.01%	1.91%	(0.16)%	1.91%	$67,997	74%
Class I
Six Months Ended 4/30/20 (unaudited)	(1.19)	$14.99	(8.95)%	0.84%	0.60%	0.86%	$22,648	66%
Year Ended 10/31/19	(2.04)	$17.61	12.52%	0.84%	0.81%	0.84%	$31,619	132%
Year Ended 10/31/18	(4.40)	$17.87	0.05%	0.79%	0.58%	0.79%	$46,122	112%
Year Ended 10/31/17	(0.44)	$22.00	25.21%	0.80%	0.99%	0.80%	$74,466	133	%(e)
Year Ended 10/31/16	(2.00)	$17.98	(3.96)%	0.80%	1.33%	0.80%	$162,923	74%
Year Ended 10/31/15	(3.42)	$20.77	5.16%	0.81%	0.94%	0.81%	$313,482	74%
Class R
Six Months Ended 4/30/20 (unaudited)	(1.16)	$14.69	(9.18)%	1.37%	0.07%	1.37%	$36,798	66%
Year Ended 10/31/19	(1.95)	$17.29	11.90%	1.37%	0.26%	1.37%	$47,981	132%
Year Ended 10/31/18	(4.30)	$17.58	(0.47)%	1.34%	0.03%	1.34%	$54,776	112%
Year Ended 10/31/17	(0.34)	$21.71	24.56%	1.33%	0.38%	1.33%	$66,310	133	%(e)
Year Ended 10/31/16	(1.89)	$17.75	(4.55)%	1.36%	0.77%	1.36%	$69,751	74%
Year Ended 10/31/15	(3.30)	$20.54	4.57%	1.38%	0.38%	1.38%	$89,949	74%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/20 (unaudited)	$17.62	0.06	(d)	(1.48)	(1.42)	(0.05)	(1.15)
Year Ended 10/31/19	$17.88	0.14	(d)	1.64	1.78	(0.13)	(1.91)
Year Ended 10/31/18	$22.00	0.11	(d)	0.17	0.28	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.18	(d)	4.29	4.47	(0.23)	(0.22)
Year Ended 10/31/16	$20.77	0.26	(d)	(1.05)	(0.79)	(0.24)	(1.76)
Year Ended 10/31/15	$23.01	0.19		0.99	1.18	(0.21)	(3.21)
Class Y
Six Months Ended 4/30/20 (unaudited)	$17.65	0.05	(d)	(1.49)	(1.44)	(0.04)	(1.15)
Year Ended 10/31/19	$17.90	0.12	(d)	1.66	1.78	(0.12)	(1.91)
Year Ended 10/31/18	$22.02	0.11	(d)	0.16	0.27	(0.09)	(4.30)
Year Ended 10/31/17	$18.00	0.17	(d)	4.28	4.45	(0.21)	(0.22)
Year Ended 10/31/16	$20.79	0.23	(d)	(1.03)	(0.80)	(0.23)	(1.76)
Year Ended 10/31/15	$23.04	0.19		0.97	1.16	(0.20)	(3.21)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/20 (unaudited)	(1.20)	$15.00	(8.92)%	0.78%	0.69%	2.04%	$709	66%
Year Ended 10/31/19	(2.04)	$17.62	12.58%	0.78%	0.83%	1.24%	$2,313	132%
Year Ended 10/31/18	(4.40)	$17.88	0.10%	0.78%	0.58%	1.21%	$2,189	112%
Year Ended 10/31/17	(0.45)	$22.00	25.24%	0.78%	0.94%	1.29%	$2,427	133	%(e)
Year Ended 10/31/16	(2.00)	$17.98	(3.93)%	0.78%	1.40%	0.92%	$2,332	74%
Year Ended 10/31/15	(3.42)	$20.77	5.19%	0.78%	0.78%	2.01%	$5,447	74%
Class Y
Six Months Ended 4/30/20 (unaudited)	(1.19)	$15.02	(8.99)%	0.86%	0.58%	1.31%	$3,562	66%
Year Ended 10/31/19	(2.03)	$17.65	12.53%	0.86%	0.76%	1.33%	$4,249	132%
Year Ended 10/31/18	(4.39)	$17.90	0.01%	0.86%	0.54%	1.13%	$4,373	112%
Year Ended 10/31/17	(0.43)	$22.02	25.11%	0.86%	0.88%	0.94%	$8,843	133	%(e)
Year Ended 10/31/16	(1.99)	$18.00	(4.01)%	0.86%	1.27%	0.96%	$11,907	74%
Year Ended 10/31/15	(3.41)	$20.79	5.06%	0.86%	0.90%	0.98%	$18,526	74%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$5.52	(0.02	)(d)	0.65		0.63	(1.06)	(1.06)
Year Ended 10/31/19	$7.94	(0.05	)(d)	0.05	(e)	— (f)	(2.42)	(2.42)
Year Ended 10/31/18	$10.23	(0.09	)(d)	0.85		0.76	(3.05)	(3.05)
Year Ended 10/31/17	$12.79	(0.09	)(d)	1.82		1.73	(4.29)	(4.29)
Year Ended 10/31/16	$19.17	(0.11	)(d)	(0.22)		(0.33)	(6.05)	(6.05)
Year Ended 10/31/15	$19.38	(0.20)		1.63		1.43	(1.64)	(1.64)
Class C
Six Months Ended 4/30/20 (unaudited)	$2.43	(0.01	)(d)	0.24		0.23	(1.06)	(1.06)
Year Ended 10/31/19	$5.00	(0.06	)(d)	(0.09	)(e)	(0.15)	(2.42)	(2.42)
Year Ended 10/31/18	$7.59	(0.10	)(d)	0.56		0.46	(3.05)	(3.05)
Year Ended 10/31/17	$10.65	(0.12	)(d)	1.35		1.23	(4.29)	(4.29)
Year Ended 10/31/16	$17.06	(0.18	)(d)	(0.18)		(0.36)	(6.05)	(6.05)
Year Ended 10/31/15	$17.56	(0.29)		1.43		1.14	(1.64)	(1.64)
Class I
Six Months Ended 4/30/20 (unaudited)	$6.13	(0.02	)(d)	0.73		0.71	(1.06)	(1.06)
Year Ended 10/31/19	$8.49	(0.04	)(d)	0.10	(e)	0.06	(2.42)	(2.42)
Year Ended 10/31/18	$10.71	(0.06	)(d)	0.89		0.83	(3.05)	(3.05)
Year Ended 10/31/17	$13.13	(0.05	)(d)	1.92		1.87	(4.29)	(4.29)
Year Ended 10/31/16	$19.47	(0.05	)(d)	(0.24)		(0.29)	(6.05)	(6.05)
Year Ended 10/31/15	$19.61	(0.26)		1.76		1.50	(1.64)	(1.64)
Class Y
Six Months Ended 4/30/20 (unaudited)	$5.86	(0.02	)(d)	0.69		0.67	(1.06)	(1.06)
Year Ended 10/31/19	$8.24	(0.04	)(d)	0.08	(e)	0.04	(2.42)	(2.42)
Year Ended 10/31/18	$10.48	(0.06	)(d)	0.87		0.81	(3.05)	(3.05)
Year Ended 10/31/17	$12.96	(0.06	)(d)	1.87		1.81	(4.29)	(4.29)
Year Ended 10/31/16	$19.31	(0.07	)(d)	(0.23)		(0.30)	(6.05)	(6.05)
Year Ended 10/31/15	$19.47	(0.28)		1.76		1.48	(1.64)	(1.64)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$5.09	12.61%	1.36%	(0.96)%	1.60%	$5,618	28%
Year Ended 10/31/19	$5.52	4.56%	1.36%	(0.97)%	1.60%	$5,732	62%
Year Ended 10/31/18	$7.94	9.41%	1.36%	(1.05)%	1.47%	$5,546	41%
Year Ended 10/31/17	$10.23	20.84%	1.40%	(0.94)%	1.40%	$7,639	60%
Year Ended 10/31/16	$12.79	(3.00)%	1.30%	(0.79)%	1.30%	$11,700	52%
Year Ended 10/31/15	$19.17	7.86%	1.26%	(0.73)%	1.26%	$20,207	55%
Class C
Six Months Ended 4/30/20 (unaudited)	$1.60	12.06%	2.10%	(1.70)%	2.80%	$1,460	28%
Year Ended 10/31/19	$2.43	3.92%	2.10%	(1.71)%	2.70%	$1,768	62%
Year Ended 10/31/18	$5.00	8.47%	2.10%	(1.78)%	2.40%	$3,042	41%
Year Ended 10/31/17	$7.59	20.06%	2.10%	(1.64)%	2.27%	$4,201	60%
Year Ended 10/31/16	$10.65	(3.79)%	2.10%	(1.59)%	2.15%	$6,321	52%
Year Ended 10/31/15	$17.06	6.94%	2.10%	(1.58)%	2.13%	$9,389	55%
Class I
Six Months Ended 4/30/20 (unaudited)	$5.78	12.66%	0.95%	(0.55)%	1.35%	$5,688	28%
Year Ended 10/31/19	$6.13	5.11%	0.95%	(0.56)%	1.26%	$6,043	62%
Year Ended 10/31/18	$8.49	9.74%	0.95%	(0.63)%	1.09%	$10,633	41%
Year Ended 10/31/17	$10.71	21.52%	0.95%	(0.47)%	1.01%	$16,103	60%
Year Ended 10/31/16	$13.13	(2.67)%	0.88%	(0.36)%	0.88%	$31,299	52%
Year Ended 10/31/15	$19.47	8.14%	0.95%	(0.41)%	1.04%	$63,569	55%
Class Y
Six Months Ended 4/30/20 (unaudited)	$5.47	12.56%	1.02%	(0.62)%	1.86%	$2,363	28%
Year Ended 10/31/19	$5.86	5.06%	1.02%	(0.63)%	1.69%	$2,498	62%
Year Ended 10/31/18	$8.24	9.75%	1.02%	(0.72)%	1.48%	$3,411	41%
Year Ended 10/31/17	$10.48	21.30%	1.02%	(0.55)%	1.42%	$2,128	60%
Year Ended 10/31/16	$12.96	(2.76)%	1.02%	(0.50)%	1.08%	$4,344	52%
Year Ended 10/31/15	$19.31	8.09%	1.02%	(0.46)%	1.04%	$12,141	55%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$25.78	0.02	(d)	(2.26)	(2.24)	(0.09)	(0.79)
Year Ended 10/31/19	$26.10	0.10	(d)	2.26	2.36	(0.03)	(2.65)
Year Ended 10/31/18	$26.31	0.05	(d)	(0.15)	(0.10)	(0.11)	—
Year Ended 10/31/17	$21.48	0.13	(d)	4.95	5.08	(0.25)	—
Year Ended 10/31/16	$22.46	0.20	(d)	(1.11)	(0.91)	(0.07)	—
Year Ended 10/31/15	$21.71	0.12		0.63	0.75	—	—
Class C
Six Months Ended 4/30/20 (unaudited)	$22.54	(0.07	)(d)	(1.97)	(2.04)	—	(0.79)
Year Ended 10/31/19	$23.34	(0.09	)(d)	1.94	1.85	—	(2.65)
Year Ended 10/31/18	$23.66	(0.18	)(d)	(0.14)	(0.32)	—	—
Year Ended 10/31/17	$19.34	(0.08	)(d)	4.45	4.37	(0.05)	—
Year Ended 10/31/16	$20.34	0.01	(d)	(1.01)	(1.00)	—	—
Year Ended 10/31/15	$19.82	(0.10)		0.62	0.52	—	—
Class I
Six Months Ended 4/30/20 (unaudited)	$26.13	0.05	(d)	(2.30)	(2.25)	(0.14)	(0.79)
Year Ended 10/31/19	$26.39	0.14	(d)	2.30	2.44	(0.05)	(2.65)
Year Ended 10/31/18	$26.62	0.09	(d)	(0.15)	(0.06)	(0.17)	—
Year Ended 10/31/17	$21.76	0.13	(d)	5.01	5.14	(0.28)	—
Year Ended 10/31/16	$22.78	0.23	(d)	(1.12)	(0.89)	(0.13)	—
Year Ended 10/31/15	$21.96	0.19		0.63	0.82	—	—
Class R
Six Months Ended 4/30/20 (unaudited)	$24.55	(0.02	)(d)	(2.16)	(2.18)	(0.02)	(0.79)
Year Ended 10/31/19	$25.02	0.03	(d)	2.15	2.18	—	(2.65)
Year Ended 10/31/18	$25.24	(0.03	)(d)	(0.15)	(0.18)	(0.04)	—
Year Ended 10/31/17	$20.63	0.05	(d)	4.75	4.80	(0.19)	—
Year Ended 10/31/16	$21.57	0.14	(d)	(1.07)	(0.93)	(0.01)	—
Year Ended 10/31/15	$20.91	0.04		0.62	0.66	—	—

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Special Value Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(0.88)	$22.66	(9.16)%	1.23%	0.19%	1.33%	$22,649	68%
Year Ended 10/31/19	(2.68)	$25.78	11.32%	1.21%	0.41%	1.31%	$27,818	126%
Year Ended 10/31/18	(0.11)	$26.10	(0.42)%	1.17%	0.19%	1.27%	$32,565	113%
Year Ended 10/31/17	(0.25)	$26.31	23.84%	1.17%	0.53%	1.27%	$35,223	135%
Year Ended 10/31/16	(0.07)	$21.48	(4.06)%	1.20%	0.93%	1.30%	$36,971	76%
Year Ended 10/31/15	—	$22.46	3.45%	1.28%	0.52%	1.35%	$48,913	137%
Class C
Six Months Ended 4/30/20 (unaudited)	(0.79)	$19.71	(9.55)%	2.10%	(0.68)%	3.06%	$961	68%
Year Ended 10/31/19	(2.65)	$22.54	10.34%	2.10%	(0.44)%	2.79%	$1,241	126%
Year Ended 10/31/18	—	$23.34	(1.35)%	2.10%	(0.75)%	2.27%	$2,145	113%
Year Ended 10/31/17	(0.05)	$23.66	22.65%	2.10%	(0.38)%	2.21%	$7,296	135%
Year Ended 10/31/16	—	$19.34	(4.92)%	2.09%	0.04%	2.19%	$7,955	76%
Year Ended 10/31/15	—	$20.34	2.62%	2.13%	(0.35)%	2.21%	$11,253	137%
Class I
Six Months Ended 4/30/20 (unaudited)	(0.93)	$22.95	(9.11)%	1.05%	0.36%	1.34%	$3,009	68%
Year Ended 10/31/19	(2.70)	$26.13	11.52%	1.05%	0.58%	1.34%	$3,274	126%
Year Ended 10/31/18	(0.17)	$26.39	(0.28)%	1.02%	0.31%	1.16%	$3,678	113%
Year Ended 10/31/17	(0.28)	$26.62	23.86%	1.15%	0.56%	1.25%	$3,703	135%
Year Ended 10/31/16	(0.13)	$21.76	(3.93)%	1.05%	1.07%	1.15%	$4,016	76%
Year Ended 10/31/15	—	$22.78	3.73%	1.02%	0.78%	1.09%	$6,285	137%
Class R
Six Months Ended 4/30/20 (unaudited)	(0.81)	$21.56	(9.35)%	1.55%	(0.14)%	1.65%	$16,082	68%
Year Ended 10/31/19	(2.65)	$24.55	11.03%	1.50%	0.13%	1.60%	$21,084	126%
Year Ended 10/31/18	(0.04)	$25.02	(0.71)%	1.46%	(0.10)%	1.56%	$26,532	113%
Year Ended 10/31/17	(0.19)	$25.24	23.43%	1.47%	0.24%	1.57%	$36,688	135%
Year Ended 10/31/16	(0.01)	$20.63	(4.29)%	1.46%	0.67%	1.56%	$34,784	76%
Year Ended 10/31/15	—	$21.57	3.16%	1.55%	0.23%	1.63%	$46,357	137%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class Y
Six Months Ended 4/30/20 (unaudited)	$25.98	0.05	(d)	(2.27)	(2.22)	(0.16)	(0.79)
Year Ended 10/31/19	$26.25	0.15	(d)	2.28	2.43	(0.05)	(2.65)
Year Ended 10/31/18	$26.47	0.12	(d)	(0.17)	(0.05)	(0.17)	—
Year Ended 10/31/17	$21.62	0.18	(d)	4.98	5.16	(0.31)	—
Year Ended 10/31/16	$22.62	0.26	(d)	(1.12)	(0.86)	(0.14)	—
Year Ended 10/31/15	$21.80	0.18		0.64	0.82	—	—

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Special Value Fund
Class Y
Six Months Ended 4/30/20 (unaudited)	(0.95)	$22.81	(9.07)%	1.00%	0.40%	3.98%	$522	68%
Year Ended 10/31/19	(2.70)	$25.98	11.57%	1.00%	0.60%	4.50%	$520	126%
Year Ended 10/31/18	(0.17)	$26.25	(0.21)%	0.97%	0.42%	2.82%	$436	113%
Year Ended 10/31/17	(0.31)	$26.47	24.12%	0.93%	0.77%	2.07%	$1,219	135%
Year Ended 10/31/16	(0.14)	$21.62	(3.80)%	0.93%	1.20%	1.75%	$1,170	76%
Year Ended 10/31/15	—	$22.62	3.76%	1.00%	0.78%	1.58%	$1,790	137%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$16.47	0.16	(e)	(1.07)	(0.91)	(0.16)	(0.40)
Year Ended 10/31/19	$15.44	0.43	(e)	1.12	1.55	(0.39)	(0.13)
Year Ended 10/31/18	$16.41	0.29	(e)	(0.68)	(0.39)	(0.39)	(0.19)
Year Ended 10/31/17	$14.80	0.50	(e)	1.51	2.01	(0.40)	—
Year Ended 10/31/16	$15.10	0.15	(e)	(0.28)	(0.13)	(0.17)	—
Year Ended 10/31/15	$15.69	0.14		0.57	0.71	(0.30)	(1.00)
Class C
Six Months Ended 4/30/20 (unaudited)	$16.18	0.11	(e)	(1.06)	(0.95)	(0.10)	(0.40)
Year Ended 10/31/19	$15.19	0.30	(e)	1.10	1.40	(0.28)	(0.13)
Year Ended 10/31/18	$16.19	0.21	(e)	(0.71)	(0.50)	(0.31)	(0.19)
Year Ended 10/31/17	$14.65	0.43	(e)	1.44	1.87	(0.33)	—
Year Ended 10/31/16	$14.97	0.06	(e)	(0.29)	(0.23)	(0.09)	—
Year Ended 10/31/15	$15.57	0.01		0.59	0.60	(0.20)	(1.00)
Class I
Six Months Ended 4/30/20 (unaudited)	$16.56	0.18	(e)	(1.08)	(0.90)	(0.18)	(0.40)
Year Ended 10/31/19	$15.52	0.46	(e)	1.13	1.59	(0.42)	(0.13)
Year Ended 10/31/18	$16.48	0.35	(e)	(0.70)	(0.35)	(0.42)	(0.19)
Year Ended 10/31/17	$14.86	0.55	(e)	1.50	2.05	(0.43)	—
Year Ended 10/31/16	$15.16	0.15	(e)	(0.24)	(0.09)	(0.21)	—
Year Ended 10/31/15	$15.74	0.29		0.47	0.76	(0.34)	(1.00)
Class R
Six Months Ended 4/30/20 (unaudited)	$16.43	0.14	(e)	(1.06)	(0.92)	(0.14)	(0.40)
Year Ended 10/31/19	$15.41	0.36	(e)	1.14	1.50	(0.35)	(0.13)
Year Ended 10/31/18	$16.38	0.27	(e)	(0.70)	(0.43)	(0.35)	(0.19)
Year Ended 10/31/17	$14.79	0.46	(e)	1.49	1.95	(0.36)	—
Year Ended 10/31/16	$15.09	0.09	(e)	(0.26)	(0.17)	(0.13)	—
Year Ended 10/31/15	$15.68	0.08		0.59	0.67	(0.26)	(1.00)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fee and expenses.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(0.56)	$15.00	(5.80)%	0.40%		2.03%	0.81%		$13,493	9%
Year Ended 10/31/19	(0.52)	$16.47	10.37%	0.40%		2.69%	0.77%		$15,365	5%
Year Ended 10/31/18	(0.58)	$15.44	(2.56)%	0.40%		1.77%	0.28	%(g)	$18,747	40%
Year Ended 10/31/17	(0.40)	$16.41	13.72%	0.30%		3.19%	0.79%		$14,820	51%
Year Ended 10/31/16	(0.17)	$14.80	(0.87)%	0.31	%(f)	0.99%	1.69%		$16,587	192	%(h)
Year Ended 10/31/15	(1.30)	$15.10	4.66%	1.15%		0.82%	1.40%		$10,560	72%
Class C
Six Months Ended 4/30/20 (unaudited)	(0.50)	$14.73	(6.17)%	1.15%		1.37%	1.87%		$2,203	9%
Year Ended 10/31/19	(0.41)	$16.18	9.53%	1.15%		1.94%	1.72%		$3,193	5%
Year Ended 10/31/18	(0.50)	$15.19	(3.26)%	1.15%		1.30%	1.08	%(g)	$4,445	40%
Year Ended 10/31/17	(0.33)	$16.19	12.88%	1.03%		2.78%	1.58%		$8,814	51%
Year Ended 10/31/16	(0.09)	$14.65	(1.56)%	0.95	%(f)	0.44%	2.65%		$9,724	192	%(h)
Year Ended 10/31/15	(1.20)	$14.97	3.92%	1.85%		0.12%	2.36%		$2,725	72%
Class I
Six Months Ended 4/30/20 (unaudited)	(0.58)	$15.08	(5.71)%	0.15%		2.26%	0.61%		$5,368	9%
Year Ended 10/31/19	(0.55)	$16.56	10.63%	0.15%		2.90%	0.59%		$5,743	5%
Year Ended 10/31/18	(0.61)	$15.52	(2.29)%	0.15%		2.11%	0.01	%(g)	$8,811	40%
Year Ended 10/31/17	(0.43)	$16.48	13.95%	0.10%		3.48%	0.61%		$9,153	51%
Year Ended 10/31/16	(0.21)	$14.86	(0.61)%	0.24	%(f)	1.04%	2.64%		$1,099	192	%(h)
Year Ended 10/31/15	(1.34)	$15.16	4.96%	0.90%		0.93%	4.15%		$1,474	72%
Class R
Six Months Ended 4/30/20 (unaudited)	(0.54)	$14.97	(5.87)%	0.65%		1.75%	1.88%		$1,151	9%
Year Ended 10/31/19	(0.48)	$16.43	10.08%	0.65%		2.30%	1.87%		$1,308	5%
Year Ended 10/31/18	(0.54)	$15.41	(2.77)%	0.65%		1.63%	1.01	%(g)	$1,529	40%
Year Ended 10/31/17	(0.36)	$16.38	13.36%	0.56%		2.96%	1.80%		$1,892	51%
Year Ended 10/31/16	(0.13)	$14.79	(1.14)%	0.62	%(f)	0.58%	2.13%		$1,702	192	%(h)
Year Ended 10/31/15	(1.26)	$15.09	4.36%	1.45%		0.52%	2.17%		$1,875	72%

(g)  The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%, 1.54%, 0.42% and 1.43% for Class A, C, I and R, respectively.

(h)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class A
Six Months Ended 4/30/20 (unaudited)	$8.56	0.07	(d)	0.17		0.24	(0.20)	(0.20)
Year Ended 10/31/19	$8.56	0.18	(d)	0.28		0.46	(0.46)	(0.46)
Year Ended 10/31/18	$9.09	0.15	(d)(e)	(0.23	)(e)	(0.08)	(0.45)	(0.45)
Year Ended 10/31/17	$9.63	0.10	(d)	(0.15)		(0.05)	(0.49)	(0.49)
Year Ended 10/31/16	$9.96	0.11	(d)	0.05		0.16	(0.49)	(0.49)
Year Ended 10/31/15	$10.27	0.15		0.04		0.19	(0.50)	(0.50)
Class C
Six Months Ended 4/30/20 (unaudited)	$8.48	0.04	(d)	0.17		0.21	(0.17)	(0.17)
Year Ended 10/31/19	$8.48	0.13	(d)	0.26		0.39	(0.39)	(0.39)
Year Ended 10/31/18	$9.01	0.08	(d)(e)	(0.23	)(e)	(0.15)	(0.38)	(0.38)
Year Ended 10/31/17	$9.56	0.03	(d)	(0.16)		(0.13)	(0.42)	(0.42)
Year Ended 10/31/16	$9.89	0.03	(d)	0.06		0.09	(0.42)	(0.42)
Year Ended 10/31/15	$10.20	0.02		0.10		0.12	(0.43)	(0.43)
Class I
Six Months Ended 4/30/20 (unaudited)	$8.55	0.07	(d)	0.20		0.27	(0.22)	(0.22)
Year Ended 10/31/19	$8.55	0.16	(d)	0.32		0.48	(0.48)	(0.48)
Year Ended 10/31/18	$9.08	0.15	(d)(e)	(0.21	)(e)	(0.06)	(0.47)	(0.47)
Year Ended 10/31/17	$9.63	0.13	(d)	(0.16)		(0.03)	(0.52)	(0.52)
Year Ended 10/31/16	$9.96	0.13	(d)	0.06		0.19	(0.52)	(0.52)
Year Ended 10/31/15	$10.26	0.16		0.07		0.23	(0.53)	(0.53)
Class R
Six Months Ended 4/30/20 (unaudited)	$8.56	0.07	(d)	0.18		0.25	(0.20)	(0.20)
Year Ended 10/31/19	$8.57	0.18	(d)	0.27		0.45	(0.46)	(0.46)
Year Ended 10/31/18	$9.09	0.15	(d)(e)	(0.22	)(e)	(0.07)	(0.45)	(0.45)
Year Ended 10/31/17	$9.64	0.10	(d)	(0.16)		(0.06)	(0.49)	(0.49)
Year Ended 10/31/16	$9.97	0.11	(d)	0.05		0.16	(0.49)	(0.49)
Year Ended 10/31/15	$10.28	0.11		0.08		0.19	(0.50)	(0.50)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Net Investment Income (Loss) per share, Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) have been restated. See Item 11 in the Notes to Financial Statements.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)		Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory INCORE Fund for Income
Class A
Six Months Ended 4/30/20 (unaudited)	$8.60	2.91%	0.91%	1.75%		0.92%	$123,867	15%
Year Ended 10/31/19	$8.56	5.50%	0.92%	2.12%		0.94%	$136,570	29%
Year Ended 10/31/18	$8.56	(0.91)%	0.92%	1.64	%(e)	0.93%	$153,574	27%
Year Ended 10/31/17	$9.09	(0.51)%	0.88%	1.08%		0.88%	$224,822	30%
Year Ended 10/31/16	$9.63	1.62%	0.91%	1.10%		0.91%	$400,740	31%
Year Ended 10/31/15	$9.96	1.90%	0.94%	1.09%		0.94%	$349,571	44%
Class C
Six Months Ended 4/30/20 (unaudited)	$8.52	2.55%	1.71%	0.91%		1.75%	$21,065	15%
Year Ended 10/31/19	$8.48	4.72%	1.72%	1.53%		1.73%	$22,541	29%
Year Ended 10/31/18	$8.48	(1.69)%	1.70%	0.94	%(e)	1.71%	$31,976	27%
Year Ended 10/31/17	$9.01	(1.41)%	1.67%	0.29%		1.67%	$50,316	30%
Year Ended 10/31/16	$9.56	0.88%	1.69%	0.32%		1.69%	$72,958	31%
Year Ended 10/31/15	$9.89	1.14%	1.72%	0.31%		1.72%	$68,015	44%
Class I
Six Months Ended 4/30/20 (unaudited)	$8.60	3.16%	0.64%	1.68%		0.66%	$523,712	15%
Year Ended 10/31/19	$8.55	5.79%	0.64%	1.84%		0.65%	$447,735	29%
Year Ended 10/31/18	$8.55	(0.64)%	0.63%	1.69	%(e)	0.63%	$331,338	27%
Year Ended 10/31/17	$9.08	(0.34)%	0.61%	1.34%		0.61%	$520,056	30%
Year Ended 10/31/16	$9.63	1.90%	0.63%	1.37%		0.63%	$547,322	31%
Year Ended 10/31/15	$9.96	2.28%	0.65%	1.37%		0.65%	$403,879	44%
Class R
Six Months Ended 4/30/20 (unaudited)	$8.61	3.02%	0.91%	1.65%		0.92%	$39,695	15%
Year Ended 10/31/19	$8.56	5.37%	0.92%	2.04%		0.94%	$38,596	29%
Year Ended 10/31/18	$8.57	(0.79)%	0.91%	1.67	%(e)	0.91%	$43,405	27%
Year Ended 10/31/17	$9.09	(0.62)%	0.88%	1.08%		0.88%	$58,783	30%
Year Ended 10/31/16	$9.64	1.62%	0.90%	1.11%		0.90%	$85,195	31%
Year Ended 10/31/15	$9.97	1.88%	0.95%	1.07%		0.95%	$73,805	44%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class R6
Six Months Ended 4/30/20 (unaudited)	$8.54	0.04	(d)	0.23		0.27	(0.22)	(0.22)
Year Ended 10/31/19	$8.55	0.17	(d)	0.30		0.47	(0.48)	(0.48)
Year Ended 10/31/18	$9.07	0.13	(d)(e)	(0.18	)(e)	(0.05)	(0.47)	(0.47)
Year Ended 10/31/17	$9.62	0.12	(d)	(0.16)		(0.04)	(0.51)	(0.51)
Year Ended 10/31/16	$9.95	0.13	(d)	0.06		0.19	(0.52)	(0.52)
March 4, 2015(f) through 10/31/15	$10.23	0.10		(0.03)		0.07	(0.35)	(0.35)
Class Y
Six Months Ended 4/30/20 (unaudited)	$8.56	0.03	(d)	0.22		0.25	(0.21)	(0.21)
Year Ended 10/31/19	$8.56	0.13	(d)	0.35		0.48	(0.48)	(0.48)
Year Ended 10/31/18	$9.08	0.19	(d)(e)	(0.25	)(e)	(0.06)	(0.46)	(0.46)
Year Ended 10/31/17	$9.64	0.10	(d)	(0.15)		(0.05)	(0.51)	(0.51)
Year Ended 10/31/16	$9.96	0.13	(d)	0.06		0.19	(0.51)	(0.51)
Year Ended 10/31/15	$10.27	0.08		0.14		0.22	(0.53)	(0.53)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Net Investment Income (Loss) per share, Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) have been restated. See Item 11 in the Notes to Financial Statements.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)		Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory INCORE Fund for Income
Class R6
Six Months Ended 4/30/20 (unaudited)	$8.59	3.17%	0.61%	0.97%		0.61%	$44,205	15%
Year Ended 10/31/19	$8.54	5.68%	0.63%	2.00%		0.66%	$15,864	29%
Year Ended 10/31/18	$8.55	(0.52)%	0.63%	1.43	%(e)	0.69%	$13,741	27%
Year Ended 10/31/17	$9.07	(0.36)%	0.63%	1.31%		0.73%	$9,407	30%
Year Ended 10/31/16	$9.62	1.89%	0.63%	1.37%		0.97%	$6,286	31%
March 4, 2015(f) through 10/31/15	$9.95	0.70%	0.63%	1.24%		0.99%	$3,896	44%
Class Y
Six Months Ended 4/30/20 (unaudited)	$8.60	3.00%	0.71%	0.72%		0.75%	$104,100	15%
Year Ended 10/31/19	$8.56	5.72%	0.71%	1.48%		0.79%	$54,950	29%
Year Ended 10/31/18	$8.56	(0.61)%	0.71%	2.14	%(e)	0.79%	$31,975	27%
Year Ended 10/31/17	$9.08	(0.53)%	0.68%	1.09%		0.68%	$62,408	30%
Year Ended 10/31/16	$9.64	1.92%	0.71%	1.30%		0.89%	$8,119	31%
Year Ended 10/31/15	$9.96	2.12%	0.71%	1.32%		0.90%	$5,093	44%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$17.51	0.13	(d)	(0.99)	(0.86)	(0.21)	(0.59)
Year Ended 10/31/19	$16.22	0.21	(d)	1.84	2.05	(0.28)	(0.48)
Year Ended 10/31/18	$16.53	0.30	(d)	0.01	0.31	(0.53)	(0.09)
Year Ended 10/31/17	$13.72	0.17	(d)	2.89	3.06	(0.25)	—
Year Ended 10/31/16	$14.00	0.11	(d)	(0.07)	0.04	(0.32)	—
Year Ended 10/31/15	$14.10	0.14		0.03	0.17	(0.27)	—
Class I
Six Months Ended 4/30/20 (unaudited)	$17.50	0.17	(d)	(0.99)	(0.82)	(0.24)	(0.59)
Year Ended 10/31/19	$16.21	0.31	(d)	1.83	2.14	(0.37)	(0.48)
Year Ended 10/31/18	$16.53	0.36	(d)	(0.01)	0.35	(0.58)	(0.09)
Year Ended 10/31/17	$13.71	0.22	(d)	2.90	3.12	(0.30)	—
Year Ended 10/31/16	$13.98	0.17	(d)	(0.07)	0.10	(0.37)	—
Year Ended 10/31/15	$14.09	0.18		0.03	0.21	(0.32)	—

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(0.80)	$15.85	(5.14)%	1.36%	1.65%	1.36%	$37,461	24%
Year Ended 10/31/19	(0.76)	$17.51	13.35%	1.49%	1.31%	1.49%	$16,349	35%
Year Ended 10/31/18	(0.62)	$16.22	1.87%	1.27%	1.79%	1.27%	$14,268	41%
Year Ended 10/31/17	(0.25)	$16.53	22.57%	1.30%	1.12%	1.30%	$33,040	39%
Year Ended 10/31/16	(0.32)	$13.72	0.29%	1.48%	0.80%	1.48%	$14,350	22%
Year Ended 10/31/15	(0.27)	$14.00	1.21%	1.39%	0.75%	1.39%	$10,396	32%
Class I
Six Months Ended 4/30/20 (unaudited)	(0.83)	$15.85	(4.99)%	0.95%	2.01%	0.95%	$258,767	24%
Year Ended 10/31/19	(0.85)	$17.50	13.99%	0.96%	1.87%	0.96%	$263,981	35%
Year Ended 10/31/18	(0.67)	$16.21	2.16%	0.94%	2.17%	0.94%	$126,871	41%
Year Ended 10/31/17	(0.30)	$16.53	23.07%	0.94%	1.47%	0.94%	$78,879	39%
Year Ended 10/31/16	(0.37)	$13.71	0.77%	0.99%	1.26%	0.99%	$53,438	22%
Year Ended 10/31/15	(0.32)	$13.98	1.54%	1.00%	1.14%	1.01%	$40,024	32%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Diversified Stock Fund	Diversified Stock Fund	Class A, C, I, R, R6, and Y
Victory NewBridge Large Cap Growth Fund	NewBridge Large Cap Growth Fund	Class A, C, I and Y
Victory Special Value Fund	Special Value Fund	Class A, C, I, R and Y
Victory Strategic Allocation Fund	Strategic Allocation Fund	Class A, C, I and R
Victory INCORE Fund for Income	INCORE Fund for Income	Class A, C, I, R, R6 and Y
Victory INCORE Investment Grade Convertible Fund	INCORE Investment Grade Convertible Fund	Class A and I

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of April 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands).

	Level 1	Level 2	Level 3	Total
Diversified Stock Fund
Common Stocks	$228,375	$—	$—	$228,375
Exchange-Traded Funds	5,947	—	—	5,947
Collateral for Securities Loaned	7,855	—	—	7,855
Total	$242,177	$—	$—	$242,177
NewBridge Large Cap Growth Fund
Common Stocks	$14,935	$—	$—	$14,935
Collateral for Securities Loaned	349	—	—	349
Total	$15,284	$—	$—	$15,284
Special Value Fund
Common Stocks	$41,320	$—	$—	$41,320
Exchange-Traded Funds	1,076	—	—	1,076
Collateral for Securities Loaned	503	—	—	503
Total	$42,899	$—	$—	$42,899
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	$1,508	$—	$—	$1,508
Affiliated Mutual Funds	20,697	—	—	20,697
Total	$22,205	$—	$—	$22,205

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

  (Unaudited)

	Level 1	Level 2	Level 3	Total
INCORE Fund for Income
Government National Mortgage Association	$—	$619,822	$—	$619,822
U.S. Treasury Obligations	—	226,939	—	226,939
Investment Companies	13,479	—	—	13,479
Total	$13,479	$846,761	$—	$860,240
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	$—	$199,776	$—	$199,776
Convertible Preferred Stocks	81,293	6,537	—	87,830
Collateral for Securities Loaned	15,447	—	—	15,447
Total	$96,740	$206,313	$—	$303,053

For the six months ended April 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds ("ETFs"):

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

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	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	> 90 Days	Net Amount
Diversified Stock Fund	$7,537	$7,537	$—	$—	$—	$—
NewBridge Large Cap Growth Fund	340	340	—	—	—	—
Special Value Fund	472	472	—	—	—	—
INCORE Investment Grade Convertible Fund	$15,194	15,194	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Fund for Income. Dividends from net investment income, if any, are declared and paid quarterly for the Diversified Stock Fund, Strategic Allocation Fund and INCORE Investment Grade Convertible Fund. Dividends from net investment income, if any, are declared and paid annually for the NewBridge Large Cap Growth Fund and Special Value Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

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Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2020, were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales U.S. Government Securities
Diversified Stock Fund	$154,602	$189,514	$—	$—
NewBridge Large Cap Growth Fund	3,566	6,094	—	—
Special Value Fund	28,808	35,445	—	—
Strategic Allocation Fund	2,281	3,852	—	—
INCORE Fund for Income	—	—	171,402	103,152
INCORE Investment Grade Convertible Fund	78,118	44,167	—	—

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware Corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
Strategic Allocation Fund	0.10%
Tier Rate
Diversified Stock Fund
Up to $800 million	0.65%
$800 million — $2.4 billion	0.60%
Over $2.4 billion	0.55%
NewBridge Large Cap Growth Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%
Special Value Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%
INCORE Fund for Income
Up to $400 million	0.50%
$400 million — $800 million	0.45%
Over $800 million	0.40%

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Tier Rate
INCORE Investment Grade Convertible Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statements of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective on or about June 30, 2020, the Distributor's name will change to Victory Capital Services, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2020, the Distributor received approximately $25 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect November 1, 2019 until February 28, 2021
	Class A Shares		Class C Shares		Class I Shares		Class R Shares	Class R6 Shares	Class Y Shares
Diversified Stock Fund	N/A		2.02	%(a)	0.83	%(a)	N/A	0.78%	0.86%
NewBridge Large Cap Growth Fund	1.36%		2.10%		0.95%		N/A	N/A	1.02%
Special Value Fund	N/A		2.20%		1.15%		N/A	N/A	1.10%
Strategic Allocation Fund	0.40%		1.15%		0.15%		0.65%	N/A	N/A
INCORE Fund for Income	0.91%		1.71%		0.64%		0.91%	0.63%	0.71%
INCORE Investment Grade Convertible Fund	1.39	%(a)	N/A		N/A		N/A	N/A	N/A

(a) In effect from March 1, 2020 until at least February 28, 2021

	Was in effect from November 1, 2019 until February 29, 2020
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Diversified Stock Fund	N/A	N/A	N/A	N/A	0.78%	0.86%

The Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Strategic Allocation Fund is no longer subject to repaying waived or reimbursed fees to the Adviser. Amounts repaid to the Adviser during the six months ended April 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of April 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands):

Fund	Expires 10/31/20	Expires 10/31/21	Expires 10/31/22	Expires 10/31/23	Total
Diversified Stock Fund	$20	$27	$30	$18	$95
NewBridge Large Cap Growth Fund	43	64	76	33	216
Special Value Fund	12	21	33	15	81
INCORE Fund for Income	8	42	86	65	201

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended April 30, 2020, the Adviser voluntarily waived the following amounts (in thousands):

Fund	As of 4/30/20
Special Value Fund	$25
Strategic Allocation Fund	12

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The INCORE Fund for Income and the INCORE Investment Grade Convertible Bond Fund are subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended April 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, prior to July 1, 2019, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. Effective July 1, 2019, the agreement was amended to include the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended April 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended April 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended April 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The Funds did not utilize the Interfund Lending during the six months ended April 30, 2020.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2020.

As of the most recent tax year ended October 31, 2019, the following Funds had net capital loss carryforwards as summarized in the table below (amounts in thousands):

	Short-Term Amount	Long-Term Amount	Total
INCORE Fund for Income	$102,634	$186,679	$289,313

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. Transactions in affiliated securities during the six months ended April 30, 2020, were as follows (amounts in thousands):

	Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Net Realized Gains Distributions from Affiliated Underlying Funds	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/2020	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund, Class R6	$3,151	$45	$(48)	$1	$—	$60	$3,209	$45
Victory Integrity Discovery Fund, Class Y	929	—	(76)	(14)	20	(255)	604	—
Victory Market Neutral Income Fund, Class I	5,437	74	(310)	(1)	—	90	5,290	74
Victory RS Global Fund, Class Y	7,443	99	(857)	71	5	(461)	6,300	98
Victory RS Partners Fund, Class Y	—	603	—	—	—	55	658	—
Victory Sophus Emerging Markets Small Cap Fund, Class Y	2,061	20	(180)	(113)	5	(290)	1,503	20
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	1,968	19	(145)	(69)	—	(163)	1,610	20
Victory Trivalent International Small-Cap Fund, Class I	—	1,390	—	—	—	133	1,523	—

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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	Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Net Realized Gains Distributions from Affiliated Underlying Funds	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/2020	Dividend Income
VictoryShares International Volatility Wtd ETF	$1,807	$—	$(1,466)	$(60)	$—	$(281)	$—	$14
VictoryShares US Multi-Factor Minimum Volatility ETF	1,802	—	(151)	35	—	(178)	1,508	18
VictoryShares US Small Cap Volatility Wtd ETF	889	—	(618)	(61)	—	(210)	—	5
	$25,487	$2,250	$(3,851)	$(211)	$30	$(1,500)	$22,205	$294

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2020, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Fund	Shareholder	Percent
INCORE Investment Grade Convertible Fund	Morgan Stanley Smith Barney LLC	35.8%
Special Value Fund	Talcott Resolution Life Insurance Co.	34.4%

10. Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption

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requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

11. Reclassification Adjustment:

INCORE Fund for Income has restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. The Fund accounts for paydown gain (loss) on a tax basis, requiring a GAAP reclassification to its periodic financial statements. This GAAP reclassification was not applied to the Fund's 2018 annual financial statements, which resulted in net investment income being overstated. Certain amounts in the Financial Highlights were misstated; net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

12. Subsequent Events:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Victory Portfolios	Supplemental Information April 30, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

	Beginning Account Value 11/1/19	Actual Ending Account Value 4/30/20	Hypothetical Ending Account Value 4/30/20	Actual Expenses Paid During Period 11/1/19- 4/30/20*	Hypothetical Expenses Paid During Period 11/1/19- 4/30/20*	Annualized Expense Ratio During Period 11/1/19- 4/30/20
Diversified Stock Fund
Class A Shares	$1,000.00	$909.60	$1,019.44	$5.18	$5.47	1.09%
Class C Shares	1,000.00	904.70	1,014.52	9.85	10.42	2.08%
Class I Shares	1,000.00	910.50	1,020.69	3.99	4.22	0.84%
Class R Shares	1,000.00	908.20	1,018.05	6.50	6.87	1.37%
Class R6 Shares	1,000.00	910.80	1,020.98	3.71	3.92	0.78%
Class Y Shares	1,000.00	910.10	1,020.59	4.08	4.32	0.86%
NewBridge Large Cap Growth Fund
Class A Shares	1,000.00	1,126.10	1,018.10	7.19	6.82	1.36%
Class C Shares	1,000.00	1,120.60	1,014.42	11.07	10.52	2.10%
Class I Shares	1,000.00	1,126.60	1,020.14	5.02	4.77	0.95%
Class Y Shares	1,000.00	1,125.60	1,019.79	5.39	5.12	1.02%
Special Value Fund
Class A Shares	1,000.00	908.40	1,018.75	5.84	6.17	1.23%
Class C Shares	1,000.00	904.50	1,014.42	9.94	10.52	2.10%
Class I Shares	1,000.00	908.90	1,019.64	4.98	5.27	1.05%
Class R Shares	1,000.00	906.50	1,017.16	7.35	7.77	1.55%
Class Y Shares	1,000.00	909.30	1,019.89	4.75	5.02	1.00%
Strategic Allocation Fund
Class A Shares	1,000.00	942.00	1,022.87	1.93	2.01	0.40%
Class C Shares	1,000.00	938.30	1,019.14	5.54	5.77	1.15%
Class I Shares	1,000.00	942.90	1,024.12	0.72	0.75	0.15%
Class R Shares	1,000.00	941.30	1,021.63	3.14	3.27	0.65%
INCORE Fund for Income
Class A Shares	1,000.00	1,029.10	1,020.34	4.59	4.57	0.91%
Class C Shares	1,000.00	1,025.50	1,016.36	8.61	8.57	1.71%
Class I Shares	1,000.00	1,031.60	1,021.68	3.23	3.22	0.64%
Class R Shares	1,000.00	1,030.20	1,020.34	4.59	4.57	0.91%
Class R6 Shares	1,000.00	1,031.70	1,021.83	3.08	3.07	0.61%
Class Y Shares	1,000.00	1,030.00	1,021.33	3.58	3.57	0.71%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	948.60	1,018.10	6.59	6.82	1.36%
Class I Shares	1,000.00	950.10	1,020.14	4.61	4.77	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at an in-person meeting, which was called for that purpose, on December 4, 2019. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 22, 2019. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through February 28, 2020. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Diversified Stock Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Adviser discussed the Fund's performance in the context of the Fund's investment strategy. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

Special Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015. The Board brought the Fund's underperformance as compared to its benchmark index to management's attention and discussed with the Adviser the Fund's benchmark index.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the five- and ten-year periods, underperformed both the benchmark index and the peer group median for the three-year period, outperformed the peer group median for the one-year period, and underperformed the benchmark index for the one-year period. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund's investment strategy and fee and expense profile.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Investment Grade Convertible Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the one-year period, underperformed both the benchmark index and the peer group median for the three- and ten-year periods, underperformed the benchmark index for the five-year period and outperformed the peer

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

group median for the five-year period. The Board noted that the Fund changed its benchmark index in August 2017.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-AR (4/20)

April 30, 2020

Semi Annual Report

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Sycamore Established Value Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	12-13
Statements of Operations	14
Statements of Changes in Net Assets	15-17
Financial Highlights	18-21
Victory Sycamore Small Company Opportunity Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	12-13
Statements of Operations	14
Statements of Changes in Net Assets	15-17
Financial Highlights	22-23
Notes to Financial Statements	24
Supplemental Information
Proxy Voting and Portfolio Holdings Information	33
Expense Examples	33
Considerations of the Board in Continuing the Investment Advisory Agreement	35
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

This page is intentionally left blank.

3

Victory Portfolios	April 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Sycamore Established Value Fund Seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Sycamore Small Company Opportunity Fund Seeks to provide capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Communication Services (2.3%):
Cinemark Holdings, Inc. (a)	3,674,300	$52,469
The Interpublic Group of Cos., Inc. (a)	7,200,000	122,256
ViacomCBS, Inc., Class B (a)	3,041,000	52,488
		227,213
Consumer Discretionary (9.4%):
Aptiv PLC	738,100	51,335
BorgWarner, Inc. (a)	5,775,000	164,992
Carter's, Inc.	1,062,700	83,103
Darden Restaurants, Inc.	2,613,675	192,862
Las Vegas Sands Corp.	1,475,000	70,830
Marriott International, Inc., Class A (a)	1,300,000	118,222
Mohawk Industries, Inc. (a) (b)	946,600	83,036
Yum! Brands, Inc.	1,865,000	161,192
		925,572
Consumer Staples (7.4%):
Archer-Daniels-Midland Co.	6,520,200	242,160
Hormel Foods Corp. (a)	1,786,275	83,687
Kimberly-Clark Corp.	36,675	5,079
Sysco Corp.	2,800,000	157,556
The Kroger Co.	4,664,500	147,445
Tyson Foods, Inc., Class A	1,475,000	91,730
		727,657
Energy (3.6%):
Cimarex Energy Co.	3,208,800	81,568
Devon Energy Corp.	6,400,000	79,808
Parsley Energy, Inc., Class A	6,233,500	58,907
Valero Energy Corp.	2,040,000	129,233
		349,516
Financials (16.9%):
Aflac, Inc.	3,490,000	129,968
Alleghany Corp.	390,000	208,146
American Financial Group, Inc.	2,200,000	145,728
Arthur J. Gallagher & Co.	1,210,100	94,993
E*TRADE Financial Corp.	3,417,600	138,789
Everest Re Group Ltd.	791,000	136,946
Old Republic International Corp.	5,900,000	94,105
Prosperity Bancshares, Inc. (a)	2,844,999	170,500
TCF Financial Corp.	3,811,000	113,149
The Allstate Corp.	1,693,925	172,306
W.R. Berkley Corp.	2,050,000	110,700
Zions Bancorp NA (a)	4,700,000	148,567
		1,663,897
Health Care (7.2%):
AmerisourceBergen Corp. (a)	1,353,000	121,310
Hill-Rom Holdings, Inc.	1,202,100	135,224

See notes to financial statements.

5

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Molina Healthcare, Inc. (b)	829,900	$136,079
QIAGEN NV (b)	2,481,800	103,466
Quest Diagnostics, Inc.	1,875,300	206,489
		702,568
Industrials (14.5%):
AGCO Corp. (a)	2,935,000	155,086
Alaska Air Group, Inc.	2,604,400	84,695
Hubbell, Inc.	865,000	107,632
JB Hunt Transport Services, Inc.	1,489,300	150,598
Landstar System, Inc. (a)	1,883,800	194,615
ManpowerGroup, Inc.	2,007,800	149,059
Owens Corning, Inc. (a)	3,100,000	134,416
Parker-Hannifin Corp.	930,000	147,052
Republic Services, Inc.	1,166,000	91,344
Textron, Inc.	5,345,000	140,894
Xylem, Inc.	975,000	70,103
		1,425,494
Information Technology (15.0%):
Amphenol Corp., Class A	560,000	49,426
Coherent, Inc. (b)	1,150,000	147,051
DXC Technology Co.	2,748,793	49,836
Flex Ltd. (a) (b)	16,200,000	158,111
Genpact Ltd.	4,100,000	141,163
Hewlett Packard Enterprises Co. (a)	9,089,000	91,435
KLA Corp.	495,000	81,225
Leidos Holdings, Inc.	1,435,500	141,842
MAXIMUS, Inc.	2,390,650	160,938
Motorola Solutions, Inc.	845,300	121,563
Nuance Communications, Inc. (b)	8,031,000	162,226
Skyworks Solutions, Inc.	1,178,000	122,370
Zebra Technologies Corp. (b)	203,000	46,621
		1,473,807
Materials (10.2%):
AptarGroup, Inc.	1,135,300	121,568
Avery Dennison Corp.	1,510,000	166,689
Eastman Chemical Co.	2,925,000	176,991
Packaging Corp. of America	1,195,000	115,497
Reliance Steel & Aluminum Co.	1,810,000	162,140
Steel Dynamics, Inc.	5,300,000	128,631
Westlake Chemical Corp. (a)	2,950,000	128,178
		999,694
Real Estate (7.8%):
American Homes 4 Rent, Class A (a)	2,775,000	66,989
Healthcare Trust of America, Inc., Class A	4,904,500	120,798
Highwoods Properties, Inc.	4,600,000	178,525
Lamar Advertising Co., Class A (a)	2,880,000	166,032
National Retail Properties, Inc.	3,450,000	112,608
Public Storage	643,800	119,393
		764,345

See notes to financial statements.

6

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.1%):
Alliant Energy Corp. (a)	2,724,100	$132,255
DTE Energy Co.	407,575	42,282
Xcel Energy, Inc.	2,068,975	131,504
		306,041
Total Common Stocks (Cost $10,447,438)		9,565,804
Exchange-Traded Funds (1.4%)
iShares Russell Mid-Cap Value ETF (a)	1,896,800	137,784
Total Exchange-Traded Funds (Cost $133,210)		137,784
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (c)	1,954,396	1,954
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.18% (c)	44,751,868	44,752
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (c)	974,917	975
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67% (c)	13,590,822	13,591
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (c)	7,777,058	7,777
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (c)	34,967,169	34,967
Total Collateral for Securities Loaned (Cost $104,016)		104,016
Total Investments (Cost $10,684,664) — 99.9%		9,807,604
Other assets in excess of liabilities — 0.1%		6,251
NET ASSETS — 100.00%		$9,813,855

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on April 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

7

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Communication Services (0.7%):
The E.W. Scripps Co., Class A (a) (b)	4,324,200	$34,896
Consumer Discretionary (12.0%):
Asbury Automotive Group, Inc. (c)	51,144	3,452
Choice Hotels International, Inc. (d)	540,875	40,593
Churchill Downs, Inc. (d)	424,600	42,553
Core-Mark Holding Co., Inc. (b)	2,399,950	68,975
Dunkin' Brands Group, Inc.	616,550	38,744
Helen of Troy Ltd. (c) (d)	334,776	54,997
Hyatt Hotels Corp., Class A (d)	765,500	43,067
Murphy USA, Inc. (c) (d)	397,880	42,494
Oxford Industries, Inc.	508,147	21,302
Penske Automotive Group, Inc. (d)	1,464,975	52,709
Sonic Automotive, Inc., Class A	107,818	2,311
Steven Madden Ltd.	1,692,062	42,420
Texas Roadhouse, Inc. (d)	1,488,625	70,099
Unifi, Inc. (c)	694,700	7,190
Visteon Corp. (c) (d)	513,700	30,976
		561,882
Consumer Staples (3.4%):
Casey's General Stores, Inc. (d)	265,540	40,205
Edgewell Personal Care Co. (c) (d)	1,546,100	42,688
Flowers Foods, Inc. (d)	301,475	6,717
Sanderson Farms, Inc. (d)	525,088	71,486
		161,096
Energy (1.7%):
Delek U.S. Holdings, Inc. (d)	1,890,200	44,136
Helix Energy Solutions Group, Inc. (c) (d)	6,200,000	15,748
PDC Energy, Inc. (c)	1,678,698	21,806
		81,690
Financials (20.7%):
American Financial Group, Inc.	354,553	23,486
AMERISAFE, Inc.	732,414	46,633
Associated Bancorp, Class A	1,957,734	27,682
Axis Capital Holdings Ltd.	1,463,075	53,549
Bank of Hawaii Corp. (d)	906,800	61,826
Columbia Banking System, Inc.	1,525,200	41,165
Eagle Bancorp, Inc.	830,250	29,125
FBL Financial Group, Inc., Class A (a)	501,805	19,611
First American Financial Corp.	1,417,300	65,365
Horace Mann Educators Corp.	1,384,600	48,683
Independent Bank Corp.	959,321	69,926
Kemper Corp. (d)	970,600	65,243
Lakeland Financial Corp. (d)	1,014,350	42,937
Pinnacle Financial Partners, Inc. (d)	1,460,675	58,792
RenaissanceRe Holdings Ltd. (d)	272,000	39,715
Renasant Corp.	885,200	23,219

See notes to financial statements.

8

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
South State Corp.	974,800	$56,382
State Auto Financial Corp. (a)	1,318,777	33,088
Stewart Information Services Corp. (b)	1,360,810	43,355
UMB Financial Corp.	1,066,850	54,239
White Mountains Insurance Group Ltd.	60,145	58,521
		962,542
Health Care (7.5%):
AngioDynamics, Inc. (b) (c)	4,048,525	42,226
Avanos Medical, Inc., Class I (c) (d)	1,402,325	43,542
Cutera, Inc. (b) (c)	1,137,300	15,297
Hanger, Inc. (b) (c)	2,041,640	37,485
ICU Medical, Inc. (c) (d)	283,500	62,174
Magellan Health, Inc. (c)	739,600	44,916
Natus Medical, Inc. (c)	1,023,500	25,577
NuVasive, Inc. (c)	626,275	38,128
Patterson Cos., Inc. (d)	2,186,400	39,967
		349,312
Industrials (23.3%):
ABM Industries, Inc.	1,209,525	41,717
Alamo Group, Inc.	579,950	57,090
Altra Industrial Motion Corp.	1,376,200	38,410
Applied Industrial Technologies, Inc. (d)	1,377,525	72,169
Astec Industries, Inc.	762,200	30,572
Carlisle Cos., Inc.	393,984	47,656
Crane Co.	1,060,500	57,744
EMCOR Group, Inc.	904,025	57,433
Encore Wire Corp.	1,002,300	45,885
Forward Air Corp.	826,602	42,653
Hillenbrand, Inc. (d)	971,704	20,357
Kennametal, Inc. (d)	969,600	24,831
Korn Ferry	1,224,500	35,302
Marten Transport Ltd.	2,275,800	51,023
Mueller Industries, Inc.	1,151,975	29,836
MYR Group, Inc. (c)	481,800	14,454
Saia, Inc. (c) (d)	461,025	42,654
TriMas Corp. (c)	1,679,050	40,029
US Ecology, Inc.	930,600	30,505
UniFirst Corp.	359,825	60,504
Universal Forest Products, Inc.	1,193,050	49,058
Valmont Industries, Inc.	292,800	34,328
Viad Corp.	1,424,350	34,142
Watts Water Technologies, Inc., Class A	705,300	58,117
Werner Enterprises, Inc. (d)	1,724,900	69,203
		1,085,672
Information Technology (12.1%):
ADTRAN, Inc. (b)	2,754,600	28,317
Advanced Energy Industries, Inc. (c)	863,350	48,002
Littelfuse, Inc. (d)	318,200	46,216
LogMeIn, Inc. (d)	451,025	38,545

See notes to financial statements.

9

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ManTech International Corp., Class A	703,000	$52,416
MAXIMUS, Inc.	777,075	52,313
MicroStrategy, Inc. (c)	376,800	47,600
MKS Instruments, Inc. (d)	543,300	54,455
NETGEAR, Inc. (b) (c)	1,951,100	46,788
Plexus Corp. (c)	721,600	45,237
ScanSource, Inc. (c)	1,255,800	32,550
Sykes Enterprises, Inc. (c)	1,944,125	55,660
Verint Systems, Inc. (c) (d)	435,600	18,618
		566,717
Materials (6.3%):
Cabot Corp.	1,417,733	48,047
Kaiser Aluminum Corp.	485,825	35,091
Minerals Technologies, Inc.	1,249,725	55,037
PolyOne Corp.	844,950	19,679
Silgan Holdings, Inc.	1,306,100	45,060
Sonoco Products Co. (d)	993,050	48,501
Worthington Industries, Inc.	1,628,500	43,058
		294,473
Real Estate (6.1%):
Columbia Property Trust, Inc.	2,463,300	35,201
Healthcare Realty Trust, Inc. (d)	1,869,875	54,956
LTC Properties, Inc. (d)	588,675	20,957
Rayonier, Inc.	2,397,800	57,619
Sunstone Hotel Investors, Inc.	4,812,500	44,227
Urstadt Biddle Properties, Inc., Class A	1,065,225	15,563
Washington Real Estate Investment Trust (d)	2,508,525	58,498
		287,021
Utilities (2.7%):
ALLETE, Inc.	559,400	32,199
MGE Energy, Inc.	457,600	29,588
NorthWestern Corp.	613,050	35,367
ONE Gas, Inc. (d)	377,000	30,051
		127,205
Total Common Stocks (Cost $4,807,634)		4,512,506
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF (d)	576,000	53,171
Total Exchange-Traded Funds (Cost $66,331)		53,171

See notes to financial statements.

10

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.61% (e)	1,999,278	$1,999
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.18% (e)	45,779,593	45,780
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.47% (e)	997,306	997
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.67% (e)	13,902,935	13,903
JPMorgan Prime Money Market Fund, Capital Class, 0.68% (e)	7,955,658	7,956
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.72% (e)	35,770,189	35,770
Total Collateral for Securities Loaned (Cost $106,405)		106,405
Total Investments (Cost $4,980,370) — 99.9%		4,672,082
Other assets in excess of liabilities — 0.1%		6,286
NET ASSETS — 100.00%		$4,678,368

^  Purchased with cash collateral from securities on loan.

(a)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 1.9% of the Fund's net assets.

(b)  Affiliated security (See Note 8).

(c)  Non-income producing security.

(d)  All or a portion of this security is on loan.

(e)  Rate disclosed is the daily yield on April 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

11

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
ASSETS:
Affiliated investments, at value (Cost $— and $443,520)	$—		$317,339
Unaffiliated investments, at value (Cost $10,684,664 and $4,536,850)	9,807,604	(a)	4,354,743	(b)
Cash and cash equivalents	149,006		124,620
Receivables:
Interest and dividends	4,039		1,719
Capital shares issued	12,123		10,815
Investments sold	21,190		21,069
Prepaid expenses	165		68
Total Assets	9,994,127		4,830,373
LIABILITIES:
Payables:
Collateral received on loaned securities	104,016		106,405
Investments purchased	49,409		35,470
Capital shares redeemed	21,359		6,400
Accrued expenses and other payables:
Investment advisory fees	3,388		2,709
Administration fees	449		214
Custodian fees	75		36
Transfer agent fees	783		370
Compliance fees	9		4
Trustees' fees	31		16
12b-1 fees	277		73
Other accrued expenses	476		308
Total Liabilities	180,272		152,005
NET ASSETS:
Capital	10,163,154		4,946,704
Total distributable earnings/(loss)	(349,299)		(268,336)
Net Assets	$9,813,855		$4,678,368
Net Assets
Class A Shares	$1,364,843		$337,799
Class C Shares	56,911		—
Class I Shares	2,822,793		3,816,616
Class R Shares	616,741		209,913
Class R6 Shares	4,350,662		286,960
Class Y Shares	601,905		27,080
Total	$9,813,855		$4,678,368
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	42,897		9,664
Class C Shares	1,833		—
Class I Shares	88,664		107,967
Class R Shares	19,667		6,470
Class R6 Shares	136,605		8,128
Class Y Shares	18,908		771
Total	308,574		133,000

(continues on next page)
See notes to financial statements.

12

Victory Portfolios	Statements of Assets and Liabilities April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$31.82	$34.95
Class C Shares (d)	31.05	—
Class I Shares	31.84	35.35
Class R Shares	31.36	32.45
Class R6 Shares	31.85	35.31
Class Y Shares	31.83	35.11
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$33.76	$37.08

(a)  Includes $98,612 of securities on loan.

(b)  Includes $101,164 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

13

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:
Interest from non-affiliates	$2,131	$762
Dividends from affiliates	—	2,231
Dividends from non-affiliates	132,256	47,883
Interfund lending income	40	1
Securities lending (net of fees)	280	150
Foreign tax withholding	—	(132)
Total Income	134,707	50,895
Expenses:
Investment advisory fees	24,949	19,997
Administration fees	3,294	1,574
12b-1 fees — Class A Shares	2,026	505
12b-1 fees — Class C Shares	356	—
12b-1 fees — Class R Shares	1,847	627
Custodian fees	242	118
Transfer agent fees — Class A Shares	1,047	322
Transfer agent fees — Class C Shares	45	—
Transfer agent fees — Class I Shares	1,017	1,639
Transfer agent fees — Class R Shares	345	112
Transfer agent fees — Class R6 Shares	556	8
Transfer agent fees — Class Y Shares	277	24
Trustees' fees	478	226
Compliance fees	45	22
Legal and audit fees	251	121
State registration and filing fees	147	76
Other expenses	542	372
Total Expenses	37,464	25,743
Net Investment Income (Loss)	97,243	25,152
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	—	(4,234)
Net realized gains (losses) from unaffiliated investment securities	534,340	42,405
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	(80,818)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(2,456,030)	(1,004,161)
Net realized/unrealized gains (losses) on investments	(1,921,690)	(1,046,808)
Change in net assets resulting from operations	$(1,824,447)	$(1,021,656)

See notes to financial statements.

14

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2020	Year Ended October 31,	Six Months Ended April 30, 2020	Year Ended October 31,
	(unaudited)	2019	(unaudited)	2019
From Investment Activities:
Operations:
Net investment income (loss)	$97,243	$138,347	$25,152	$40,419
Net realized gains (losses) from affiliated and unaffiliated investments	534,340	553,734	38,171	255,811
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	(2,456,030)	547,492	(1,084,979)	318,608
Change in net assets resulting from operations	(1,824,447)	1,239,573	(1,021,656)	614,838
Distributions to Shareholders:
Class A Shares	(96,068)	(169,100)	(22,491)	(53,953)
Class C Shares	(4,079)	(7,200)	—	—
Class I Shares	(196,651)	(316,124)	(243,951)	(475,137)
Class R Shares	(43,572)	(76,258)	(14,387)	(33,313)
Class R6 Shares	(275,576)	(354,635)	(15,900)	(23,009)
Class Y Shares	(38,349)	(43,476)	(1,835)	(3,713)
Change in net assets resulting from distributions to shareholders	(654,295)	(966,793)	(298,564)	(589,125)
Change in net assets resulting from capital transactions	664,116	580,139	375,868	468,542
Change in net assets	(1,814,626)	852,919	(944,352)	494,255
Net Assets:
Beginning of period	11,628,481	10,775,562	5,622,720	5,128,465
End of period	$9,813,855	$11,628,481	$4,678,368	$5,622,720

(continues on next page)

See notes to financial statements.

15

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$202,116	$354,106	$52,561	$96,031
Distributions reinvested	80,788	140,929	18,989	45,327
Cost of shares redeemed	(361,914)	(739,328)	(85,179)	(174,978)
Total Class A Shares	$(79,010)	$(244,293)	$(13,629)	$(33,620)
Class C Shares
Proceeds from shares issued	$933	$3,767	$—	$—
Distributions reinvested	3,802	6,686	—	—
Cost of shares redeemed	(10,398)	(22,418)	—	—
Total Class C Shares	$(5,663)	$(11,965)	$—	$—
Class I Shares
Proceeds from shares issued	$550,697	$880,254	$688,376	$911,034
Distributions reinvested	168,289	273,354	227,267	434,644
Cost of shares redeemed	(639,967)	(1,206,721)	(614,185)	(913,187)
Total Class I Shares	$79,019	$(53,113)	$301,458	$432,491
Class R Shares
Proceeds from shares issued	$58,334	$119,414	$26,601	$40,972
Distributions reinvested	42,394	73,094	13,958	31,790
Cost of shares redeemed	(140,998)	(279,535)	(47,003)	(77,878)
Total Class R Shares	$(40,270)	$(87,027)	$(6,444)	$(5,116)
Class R6 Shares
Proceeds from shares issued	$964,664	$1,274,143	$128,391	$102,798
Distributions reinvested	268,929	345,033	15,321	22,339
Cost of shares redeemed	(619,204)	(829,351)	(53,637)	(49,049)
Total Class R6 Shares	$614,389	$789,825	$90,075	$76,088
Class Y Shares
Proceeds from shares issued	$182,748	$333,916	$8,149	$7,131
Distributions reinvested	34,703	37,685	831	1,272
Cost of shares redeemed	(121,800)	(184,889)	(4,572)	(9,704)
Total Class Y Shares	$95,651	$186,712	$4,408	$(1,301)
Change in net assets resulting from capital transactions	$664,116	$580,139	$375,868	$468,542

(continues on next page)

See notes to financial statements.

16

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Share Transactions:
Class A Shares
Issued	5,917	9,514	1,389	2,275
Reinvested	2,082	4,199	420	1,215
Redeemed	(10,055)	(19,577)	(2,139)	(4,096)
Total Class A Shares	(2,056)	(5,864)	(330)	(606)
Class C Shares
Issued	27	105	—	—
Reinvested	99	206	—	—
Redeemed	(312)	(621)	—	—
Total Class C Shares	(186)	(310)	—	—
Class I Shares
Issued	15,733	23,417	18,255	21,227
Reinvested	4,359	8,111	4,969	11,502
Redeemed	(18,719)	(32,973)	(15,543)	(21,333)
Total Class I Shares	1,373	(1,445)	7,681	11,396
Class R Shares
Issued	1,707	3,186	752	1,036
Reinvested	1,106	2,212	333	915
Redeemed	(3,983)	(7,552)	(1,251)	(1,957)
Total Class R Shares	(1,170)	(2,154)	(166)	(6)
Class R6 Shares
Issued	28,312	33,711	3,068	2,402
Reinvested	6,988	10,212	335	592
Redeemed	(17,387)	(21,871)	(1,346)	(1,136)
Total Class R6 Shares	17,913	22,052	2,057	1,858
Class Y Shares
Issued	5,174	8,883	193	172
Reinvested	901	1,114	18	34
Redeemed	(3,600)	(4,909)	(123)	(230)
Total Class Y Shares	2,475	5,088	88	(24)
Change in Shares	18,349	17,367	9,330	12,618

See notes to financial statements.

17

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$40.09	0.28	(c)	(6.36)	(6.08)	(0.29)	(1.90)
Year Ended 10/31/19	$39.52	0.40	(c)	3.61	4.01	(0.39)	(3.05)
Year Ended 10/31/18	$40.01	0.35	(c)	0.48	0.83	(0.33)	(0.99)
Year Ended 10/31/17	$33.82	0.22	(c)	6.53	6.75	(0.21)	(0.35)
Year Ended 10/31/16	$35.55	0.23	(c)	1.50	1.73	(0.22)	(3.24)
Year Ended 10/31/15	$37.01	0.44		3.07	3.51	(0.41)	(4.56)
Class C
Six Months Ended 4/30/20 (unaudited)	$39.16	0.14	(c)	(6.20)	(6.06)	(0.15)	(1.90)
Year Ended 10/31/19	$38.69	0.11	(c)	3.53	3.64	(0.12)	(3.05)
Year Ended 10/31/18	$39.22	0.03	(c)	0.46	0.49	(0.03)	(0.99)
Year Ended 10/31/17	$33.26	(0.09	)(c)	6.44	6.35	(0.04)	(0.35)
3/1/16(d) through 10/31/16	$29.08	(0.09)		4.37	4.28	(0.10)	—
Class I
Six Months Ended 4/30/20 (unaudited)	$40.12	0.34	(c)	(6.37)	(6.03)	(0.35)	(1.90)
Year Ended 10/31/19	$39.55	0.52	(c)	3.62	4.14	(0.52)	(3.05)
Year Ended 10/31/18	$40.04	0.47	(c)	0.48	0.95	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.32	(c)	6.56	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.30	(c)	1.52	1.82	(0.31)	(3.24)
Year Ended 10/31/15	$37.01	0.56		3.08	3.64	(0.53)	(4.56)
Class R
Six Months Ended 4/30/20 (unaudited)	$39.54	0.24	(c)	(6.27)	(6.03)	(0.25)	(1.90)
Year Ended 10/31/19	$39.03	0.31	(c)	3.57	3.88	(0.32)	(3.05)
Year Ended 10/31/18	$39.54	0.26	(c)	0.48	0.74	(0.26)	(0.99)
Year Ended 10/31/17	$33.43	0.14	(c)	6.46	6.60	(0.14)	(0.35)
Year Ended 10/31/16	$35.18	0.17	(c)	1.48	1.65	(0.16)	(3.24)
Year Ended 10/31/15	$36.67	0.38		3.04	3.42	(0.35)	(4.56)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

18

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(2.19)	$31.82	(16.11)%	0.92%	1.53%	0.92%	$1,364,843	24%
Year Ended 10/31/19	(3.44)	$40.09	11.96%	0.92%	1.06%	0.92%	$1,802,034	34%
Year Ended 10/31/18	(1.32)	$39.52	2.01%	0.89%	0.85%	0.89%	$2,008,143	36%
Year Ended 10/31/17	(0.56)	$40.01	20.12%	0.90%	0.58%	0.90%	$2,386,049	32%
Year Ended 10/31/16	(3.46)	$33.82	5.80%	0.95%	0.69%	0.95%	$1,735,974	40%
Year Ended 10/31/15	(4.97)	$35.55	10.08%	0.99%	1.21%	0.99%	$1,076,956	58%
Class C
Six Months Ended 4/30/20 (unaudited)	(2.05)	$31.05	(16.41)%	1.69%	0.78%	1.69%	$56,911	24%
Year Ended 10/31/19	(3.17)	$39.16	11.10%	1.68%	0.30%	1.68%	$79,066	34%
Year Ended 10/31/18	(1.02)	$38.69	1.19%	1.68%	0.07%	1.68%	$90,128	36%
Year Ended 10/31/17	(0.39)	$39.22	19.20%	1.70%	(0.24)%	1.70%	$101,506	32%
3/1/16(d) through 10/31/16	(0.10)	$33.26	14.75%	1.80%	(0.40)%	1.80%	$25,146	40%
Class I
Six Months Ended 4/30/20 (unaudited)	(2.25)	$31.84	(15.98)%	0.60%	1.86%	0.60%	$2,822,793	24%
Year Ended 10/31/19	(3.57)	$40.12	12.31%	0.60%	1.37%	0.60%	$3,501,630	34%
Year Ended 10/31/18	(1.44)	$39.55	2.30%	0.59%	1.14%	0.59%	$3,509,093	36%
Year Ended 10/31/17	(0.67)	$40.04	20.50%	0.62%	0.85%	0.62%	$5,263,053	32%
Year Ended 10/31/16	(3.55)	$33.83	6.08%	0.69%	0.91%	0.69%	$2,590,122	40%
Year Ended 10/31/15	(5.09)	$35.56	10.51%	0.63%	1.55%	0.63%	$761,549	58%
Class R
Six Months Ended 4/30/20 (unaudited)	(2.15)	$31.36	(16.21)%	1.13%	1.33%	1.13%	$616,741	24%
Year Ended 10/31/19	(3.37)	$39.54	11.72%	1.13%	0.84%	1.13%	$823,796	34%
Year Ended 10/31/18	(1.25)	$39.03	1.80%	1.10%	0.65%	1.10%	$897,277	36%
Year Ended 10/31/17	(0.49)	$39.54	19.89%	1.10%	0.38%	1.10%	$1,005,561	32%
Year Ended 10/31/16	(3.40)	$33.43	5.60%	1.13%	0.54%	1.13%	$784,442	40%
Year Ended 10/31/15	(4.91)	$35.18	9.91%	1.16%	1.05%	1.16%	$705,436	58%

(continues on next page)

See notes to financial statements.

19

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/20 (unaudited)	$40.13	0.34	(c)	(6.37)	(6.03)	(0.35)	(1.90)
Year Ended 10/31/19	$39.55	0.52	(c)	3.63	4.15	(0.52)	(3.05)
Year Ended 10/31/18	$40.05	0.49	(c)	0.48	0.97	(0.48)	(0.99)
Year Ended 10/31/17	$33.85	0.35	(c)	6.54	6.89	(0.34)	(0.35)
Year Ended 10/31/16	$35.56	0.31	(c)	1.55	1.86	(0.33)	(3.24)
Year Ended 10/31/15	$37.02	0.55		3.08	3.63	(0.53)	(4.56)
Class Y
Six Months Ended 4/30/20 (unaudited)	$40.11	0.33	(c)	(6.37)	(6.04)	(0.34)	(1.90)
Year Ended 10/31/19	$39.54	0.50	(c)	3.63	4.13	(0.51)	(3.05)
Year Ended 10/31/18	$40.04	0.46	(c)	0.48	0.94	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.31	(c)	6.57	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.28	(c)	1.53	1.81	(0.30)	(3.24)
Year Ended 10/31/15	$37.02	0.49		3.08	3.57	(0.47)	(4.56)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

20

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/20 (unaudited)	(2.25)	$31.85	(15.97)%	0.57%	1.87%	0.57%	$4,350,662	24%
Year Ended 10/31/19	(3.57)	$40.13	12.35%	0.58%	1.38%	0.58%	$4,762,844	34%
Year Ended 10/31/18	(1.47)	$39.55	2.34%	0.57%	1.19%	0.57%	$3,822,378	36%
Year Ended 10/31/17	(0.69)	$40.05	20.54%	0.54%	0.91%	0.54%	$1,314,843	32%
Year Ended 10/31/16	(3.57)	$33.85	6.20%	0.59%	0.93%	0.59%	$458,750	40%
Year Ended 10/31/15	(5.09)	$35.56	10.48%	0.63%	1.47%	0.65%	$52,450	58%
Class Y
Six Months Ended 4/30/20 (unaudited)	(2.24)	$31.83	(16.00)%	0.63%	1.81%	0.63%	$601,905	24%
Year Ended 10/31/19	(3.56)	$40.11	12.28%	0.63%	1.32%	0.63%	$659,111	34%
Year Ended 10/31/18	(1.44)	$39.54	2.27%	0.62%	1.13%	0.62%	$448,543	36%
Year Ended 10/31/17	(0.67)	$40.04	20.51%	0.60%	0.81%	0.60%	$487,044	32%
Year Ended 10/31/16	(3.54)	$33.83	6.03%	0.72%	0.85%	0.72%	$50,765	40%
Year Ended 10/31/15	(5.03)	$35.56	10.27%	0.83%	1.36%	0.94%	$10,200	58%

See notes to financial statements.

21

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/20 (unaudited)	$45.16	0.14	(c)	(8.07)	(7.93)	(0.20)	(2.08)
Year Ended 10/31/19	$45.91	0.22	(c)	4.22	4.44	(0.10)	(5.09)
Year Ended 10/31/18	$48.23	0.22	(c)	(0.09)	0.13	(0.21)	(2.24)
Year Ended 10/31/17	$39.74	0.11	(c)	10.44	10.55	(0.12)	(1.94)
Year Ended 10/31/16	$40.01	0.10	(c)	3.05	3.15	(0.05)	(3.37)
Year Ended 10/31/15	$42.01	0.03		1.60	1.63	—	(3.63)
Class I
Six Months Ended 4/30/20 (unaudited)	$45.71	0.21	(c)	(8.15)	(7.94)	(0.34)	(2.08)
Year Ended 10/31/19	$46.43	0.35	(c)	4.28	4.63	(0.26)	(5.09)
Year Ended 10/31/18	$48.75	0.37	(c)	(0.09)	0.28	(0.36)	(2.24)
Year Ended 10/31/17	$40.12	0.25	(c)	10.55	10.80	(0.23)	(1.94)
Year Ended 10/31/16	$40.37	0.21	(c)	3.08	3.29	(0.17)	(3.37)
Year Ended 10/31/15	$42.31	0.16		1.62	1.78	(0.09)	(3.63)
Class R
Six Months Ended 4/30/20 (unaudited)	$42.05	0.09	(c)	(7.47)	(7.38)	(0.14)	(2.08)
Year Ended 10/31/19	$43.13	0.13	(c)	3.91	4.04	(0.03)	(5.09)
Year Ended 10/31/18	$45.47	0.10	(c)	(0.08)	0.02	(0.12)	(2.24)
Year Ended 10/31/17	$37.59	0.01	(c)	9.86	9.87	(0.05)	(1.94)
Year Ended 10/31/16	$38.06	0.02	(c)	2.88	2.90	—	(3.37)
Year Ended 10/31/15	$40.21	(0.05)		1.53	1.48	—	(3.63)
Class R6
Six Months Ended 4/30/20 (unaudited)	$45.66	0.21	(c)	(8.11)	(7.90)	(0.37)	(2.08)
Year Ended 10/31/19	$46.38	0.36	(c)	4.28	4.64	(0.27)	(5.09)
Year Ended 10/31/18	$48.69	0.30	(c)	— (f)	0.30	(0.37)	(2.24)
Year Ended 10/31/17	$40.08	0.21	(c)	10.58	10.79	(0.24)	(1.94)
12/15/15(d) through 10/31/16	$38.97	0.13	(c)	4.54	4.67	(0.19)	(3.37)
Class Y
Six Months Ended 4/30/20 (unaudited)	$45.39	0.18	(c)	(8.09)	(7.91)	(0.29)	(2.08)
Year Ended 10/31/19	$46.13	0.30	(c)	4.24	4.54	(0.19)	(5.09)
Year Ended 10/31/18	$48.33	0.29	(c)	(0.09)	0.20	(0.16)	(2.24)
Year Ended 10/31/17	$39.84	0.20	(c)	10.40	10.60	(0.17)	(1.94)
Year Ended 10/31/16	$40.10	0.13	(c)	3.07	3.20	(0.09)	(3.37)
Year Ended 10/31/15	$42.06	0.10		1.59	1.69	(0.02)	(3.63)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Rounds to less than $0.005.

See notes to financial statements.

22

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/20 (unaudited)	(2.28)	$34.95	(18.68)%	1.26%	0.68%	1.26%	$337,799	19%
Year Ended 10/31/19	(5.19)	$45.16	12.10%	1.25%	0.51%	1.25%	$451,310	34%
Year Ended 10/31/18	(2.45)	$45.91	0.17%	1.22%	0.46%	1.22%	$486,622	43%
Year Ended 10/31/17	(2.06)	$48.23	27.02%	1.23%	0.25%	1.23%	$603,851	36%
Year Ended 10/31/16	(3.42)	$39.74	8.66%	1.26%	0.25%	1.26%	$529,545	59%
Year Ended 10/31/15	(3.63)	$40.01	3.94%	1.30%	0.08%	1.30%	$437,280	53%
Class I
Six Months Ended 4/30/20 (unaudited)	(2.42)	$35.35	(18.54)%	0.93%	1.00%	0.93%	$3,816,616	19%
Year Ended 10/31/19	(5.35)	$45.71	12.49%	0.92%	0.82%	0.92%	$4,584,086	34%
Year Ended 10/31/18	(2.60)	$46.43	0.49%	0.88%	0.76%	0.88%	$4,127,411	43%
Year Ended 10/31/17	(2.17)	$48.75	27.44%	0.90%	0.56%	0.90%	$4,003,419	36%
Year Ended 10/31/16	(3.54)	$40.12	8.99%	0.96%	0.56%	0.96%	$2,428,803	59%
Year Ended 10/31/15	(3.72)	$40.37	4.30%	0.96%	0.40%	0.96%	$2,049,885	53%
Class R
Six Months Ended 4/30/20 (unaudited)	(2.22)	$32.45	(18.73)%	1.44%	0.50%	1.44%	$209,913	19%
Year Ended 10/31/19	(5.12)	$42.05	11.89%	1.44%	0.32%	1.44%	$279,090	34%
Year Ended 10/31/18	(2.36)	$43.13	(0.06)%	1.44%	0.23%	1.44%	$286,480	43%
Year Ended 10/31/17	(1.99)	$45.47	26.73%	1.45%	0.03%	1.45%	$333,944	36%
Year Ended 10/31/16	(3.37)	$37.59	8.42%	1.48%	0.05%	1.48%	$302,652	59%
Year Ended 10/31/15	(3.63)	$38.06	3.73%	1.52%	(0.13)%	1.52%	$274,917	53%
Class R6
Six Months Ended 4/30/20 (unaudited)	(2.45)	$35.31	(18.49)%	0.87%	1.04%	0.87%	$286,960	19%
Year Ended 10/31/19	(5.36)	$45.66	12.52%	0.87%	0.84%	0.87%	$277,218	34%
Year Ended 10/31/18	(2.61)	$46.38	0.52%	0.87%	0.62%	0.87%	$195,360	43%
Year Ended 10/31/17	(2.18)	$48.69	27.44%	0.90%	0.46%	0.90%	$85,307	36%
12/15/15(d) through 10/31/16	(3.56)	$40.08	12.86%	0.98%	0.39%	1.12%	$21,044	59%
Class Y
Six Months Ended 4/30/20 (unaudited)	(2.37)	$35.11	(18.58)%	1.06%	0.88%	1.06%	$27,080	19%
Year Ended 10/31/19	(5.28)	$45.39	12.31%	1.07%	0.69%	1.07%	$31,016	34%
Year Ended 10/31/18	(2.40)	$46.13	0.33%	1.06%	0.61%	1.06%	$32,592	43%
Year Ended 10/31/17	(2.11)	$48.33	27.10%	1.15%	0.45%	1.25%	$35,416	36%
Year Ended 10/31/16	(3.46)	$39.84	8.79%	1.15%	0.34%	1.39%	$141,097	59%
Year Ended 10/31/15	(3.65)	$40.10	4.10%	1.15%	0.23%	1.33%	$76,761	53%

See notes to financial statements.

23

Victory Portfolios	Notes to Financial Statements April 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)*	Investment Share Classes Offered
Victory Sycamore Established Value Fund	Sycamore Established Value Fund	Class A, C, I, R, R6 and Y
Victory Sycamore Small Company Opportunity Fund	Sycamore Small Company Opportunity Fund	Class A, I, R, R6 and Y

*  The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange) by only: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

24

Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of April 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands).

	Level 1	Level 2	Level 3	Total
Sycamore Established Value Fund
Common Stocks	$9,565,804	$—	$—	$9,565,804
Exchange-Traded Funds	137,784	—	—	137,784
Collateral for Securities Loaned	104,016	—	—	104,016
Total	$9,807,604	$—	$—	$9,807,604
Sycamore Small Company Opportunity Fund
Common Stocks	$4,512,506	$—	$—	$4,512,506
Exchange-Traded Funds	53,171	—	—	53,171
Collateral for Securities Loaned	106,405	—	—	106,405
Total	$4,672,082	$—	$—	$4,672,082

For the six months ended April 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds ("ETFs"):

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities

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designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2020. These transactions are accounted for

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as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
Sycamore Established Value Fund	$98,612	$98,612	$—	$—	$—	$—
Sycamore Small Company Opportunity Fund	101,164	101,164	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for the Sycamore Established Value Fund. Dividends from net investment income, if any, are declared and paid annually for the Sycamore Small Company Opportunity Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2020, were as follows (amounts in thousands):

	Purchases	Sales
Sycamore Established Value Fund	$3,002,642	$2,610,769
Sycamore Small Company Opportunity Fund	1,190,720	993,715

For the six months ended April 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware Corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Tier Rate
Sycamore Established Value Fund
Up to $100 million	0.65%
$100 million — $200 million	0.55%
Over $200 million	0.45%
Sycamore Small Company Opportunity Fund
Up to $500 million	0.85%
Over $500 million	0.75%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the

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Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective on or about June 30, 2020, the Distributor's name will change to Victory Capital Services, Inc. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2020, the Distributor received approximately $24 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect November 1, 2019 until February 28, 2021
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Sycamore Established Value Fund	N/A	1.84%	N/A	N/A	N/A	N/A
Sycamore Small Company Opportunity Fund	N/A	N/A	N/A	N/A	N/A	1.15%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended April 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of April 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands).

	Expires 10/31/2020	Total
Sycamore Small Company Opportunity Fund	$79	$79

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended April 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, prior to July 1, 2019, Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. Effective July 1, 2019, the agreement was amended to include the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended April 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended April 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pay a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended April 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2020, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2020	Average Lending*	Days Lending Outstanding	Average Interest Rate*	Maximum Lending During the Period
Sycamore Established Value Fund	Lender	$—	$12,351	78	1.90%	$66,694
Sycamore Small Company Opportunity Fund	Lender	—	11,414	2	0.83%	20,857

*  For the six months ended April 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2020.

As of the most recent tax year ended October 31, 2019, the Funds had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. Transactions in affiliated securities during the six months ended April 30, 2020, were as follows (amounts in thousands):

	Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/2020	Dividend Income
Sycamore Small Company Opportunity Fund
ADTRAN, Inc.	$23,764	$386	$—	$—	$—	$4,167	$28,317	$486
Angiodynamics, Inc.	58,613	3,341	—	—	—	(19,728)	42,226	—
Core-Mark Holding Co., Inc.	63,584	23,861	(15,196)	(3,969)	—	695	68,975	653
Cutera, Inc.	—	34,961	—	—	—	(19,664)	15,297	—
Hanger, Inc.	49,146	—	(2,512)	(265)	—	(8,884)	37,485	—
NETGEAR, Inc.	41,915	9,277	—	—	—	(4,404)	46,788	—
The E.W. Scripps Co., Class A	51,725	6,075	—	—	—	(22,904)	34,896	409
Stewart Information Services Corp.	41,198	12,253	—	—	—	(10,096)	43,355	683
Total	$329,945	$90,154	$(17,708)	$(4,234)	$—	$(80,818)	$317,339	$2,231

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
Sycamore Small Company Opportunity Fund	Edward D. Jones & Co., L.P.	25.1%

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2020

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10. Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

11. Subsequent Events:

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

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Victory Portfolios	Supplemental Information April 30, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Victory Portfolios	Supplemental Information — continued April 30, 2020

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	Beginning Account Value 11/1/19	Actual Ending Account Value 4/30/20	Hypothetical Ending Account Value 4/30/20	Actual Expenses Paid During Period 11/1/19- 4/30/20*	Hypothetical Expenses Paid During Period 11/1/19- 4/30/20*	Annualized Expense Ratio During Period 11/1/19- 4/30/20
Sycamore Established Value Fund
Class A Shares	$1,000.00	$838.90	$1,020.29	$4.21	$4.62	0.92%
Class C Shares	1,000.00	835.90	1,016.46	7.71	8.47	1.69%
Class I Shares	1,000.00	840.20	1,021.88	2.75	3.02	0.60%
Class R Shares	1,000.00	837.90	1,019.24	5.16	5.67	1.13%
Class R6 Shares	1,000.00	840.30	1,022.03	2.61	2.87	0.57%
Class Y Shares	1,000.00	840.00	1,021.73	2.88	3.17	0.63%
Sycamore Small Company Opportunity Fund
Class A Shares	1,000.00	813.20	1,018.60	5.68	6.32	1.26%
Class I Shares	1,000.00	814.60	1,020.24	4.20	4.67	0.93%
Class R Shares	1,000.00	812.70	1,017.70	6.49	7.22	1.44%
Class R6 Shares	1,000.00	815.10	1,020.54	3.93	4.37	0.87%
Class Y Shares	1,000.00	814.20	1,019.59	4.78	5.32	1.06%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued April 30, 2020

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at an in-person meeting, which was called for that purpose, on December 4, 2019. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 22, 2019. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the

35

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Sycamore Established Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

36

Victory Portfolios	Supplemental Information — continued April 30, 2020

  (Unaudited)

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SMF-AR (4/20)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	July 7, 2020

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	July 7, 2020